UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-03850

Exact name of registrant as specified in charter:	Delaware Group® Tax Free Fund

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	August 31

Date of reporting period:	February 29, 2012

Item 1. Reports to Stockholders

Semiannual report Delaware Tax-Free USA Fund Delaware Tax-Free USA Intermediate Fund Delaware National High-Yield Municipal Bond Fund February 29, 2012 Fixed income mutual funds
Carefully consider the Funds’ investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Funds’ prospectuses and, if available, their summary prospectuses, which may be obtained by visiting www.delawareinvestments.com or calling 800 523-1918. Investors should read the prospectus and, if available, the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit www.delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund, and Delaware National High-Yield Municipal Bond Fund at www.delawareinvestments.com.

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Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services.

Investments in Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund, and Delaware National High-Yield Municipal Bond Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Funds, the repayment of capital from the Funds, or any particular rate of return.

Table of contents
Disclosure of Fund expenses	1
Security type/sector allocations	4
Statements of net assets	7
Statements of operations	54
Statements of changes in net assets	56
Financial highlights	62
Notes to financial statements	86
Other Fund information	99
About the organization	100

Unless otherwise noted, views expressed herein are current as of Feb. 29, 2012, and subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Funds’ distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2012 Delaware Management Holdings, Inc.

All third-party trademarks cited are the property of their respective owners.

Disclosure of Fund expenses
For the six-month period from September 1, 2011 to February 29, 2012

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. These following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from September 1, 2011 to February 29, 2012.

Actual expenses

The first section of the tables shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the tables shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Funds’ expenses shown in the tables reflect fee waivers in effect. The expenses shown in each table assume reinvestment of all dividends and distributions.

Disclosure of Fund expenses

Delaware Tax-Free USA Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	9/1/11	2/29/12	Expense Ratio	9/1/11 to 2/29/12*
Actual Fund return
Class A	$1,000.00	$1,076.60	0.80%	$4.13
Class B	1,000.00	1,073.60	1.56%	8.04
Class C	1,000.00	1,073.50	1.56%	8.04
Institutional Class	1,000.00	1,078.40	0.56%	2.89
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.89	0.80%	$4.02
Class B	1,000.00	1,017.11	1.56%	7.82
Class C	1,000.00	1,017.11	1.56%	7.82
Institutional Class	1,000.00	1,022.08	0.56%	2.82

Delaware Tax-Free USA Intermediate Fund Expense analysis of an investment of $1,000
	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	9/1/11	2/29/12	Expense Ratio	9/1/11 to 2/29/12*
Actual Fund return
Class A	$1,000.00	$1,052.70	0.75%	$3.83
Class B	1,000.00	1,048.30	1.60%	8.15
Class C	1,000.00	1,048.30	1.60%	8.15
Institutional Class	1,000.00	1,053.10	0.60%	3.06
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,021.13	0.75%	$3.77
Class B	1,000.00	1,016.91	1.60%	8.02
Class C	1,000.00	1,016.91	1.60%	8.02
Institutional Class	1,000.00	1,021.88	0.60%	3.02

Delaware National High-Yield Municipal Bond Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	9/1/11	2/29/12	Expense Ratio	9/1/11 to 2/29/12*
Actual Fund return
Class A	$1,000.00	$1,090.50	0.85%	$4.42
Class B	1,000.00	1,086.30	1.60%	8.30
Class C	1,000.00	1,086.20	1.60%	8.30
Institutional Class	1,000.00	1,092.30	0.60%	3.12
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.64	0.85%	$4.27
Class B	1,000.00	1,016.91	1.60%	8.02
Class C	1,000.00	1,016.91	1.60%	8.02
Institutional Class	1,000.00	1,021.88	0.60%	3.02

*“Expenses Paid During Period” are equal to relevant Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Security type/sector allocations
Delaware Tax-Free USA Fund	As of February 29, 2012

Sector designations may be different than the sector designations presented in other Fund materials.

Security type/sector	Percentage of net assets
Municipal Bonds	98.91%
Corporate Revenue Bonds	13.63%
Education Revenue Bonds	12.17%
Electric Revenue Bonds	3.62%
Healthcare Revenue Bonds	9.91%
Housing Revenue Bonds	0.89%
Lease Revenue Bonds	9.02%
Local General Obligation Bonds	5.05%
Pre-Refunded/Escrowed to Maturity Bonds	4.71%
Special Tax Revenue Bonds	14.49%
State General Obligation Bonds	9.23%
Transportation Revenue Bonds	11.54%
Water & Sewer Revenue Bonds	4.65%
Short-Term Investments	0.33%
Total Value of Securities	99.24%
Receivables and Other Assets Net of Liabilities	0.76%
Total Net Assets	100.00%

Delaware Tax-Free USA Intermediate Fund	As of February 29, 2012

Sector designations may be different than the sector designations presented in other Fund materials.

Security type/sector	Percentage of net assets
Municipal Bonds	97.76%
Corporate Revenue Bonds	10.03%
Education Revenue Bonds	6.67%
Electric Revenue Bonds	4.28%
Healthcare Revenue Bonds	9.11%
Housing Revenue Bond	0.56%
Lease Revenue Bonds	3.83%
Local General Obligation Bonds	8.49%
Pre-Refunded/Escrowed to Maturity Bonds	3.95%
Resource Recovery Revenue Bonds	0.09%
Special Tax Revenue Bonds	12.47%
State General Obligation Bonds	17.93%
Transportation Revenue Bonds	14.75%
Water & Sewer Revenue Bonds	5.60%
Short-Term Investments	1.35%
Total Value of Securities	99.11%
Receivables and Other Assets Net of Liabilities	0.89%
Total Net Assets	100.00%

Security type/sector allocations
Delaware National High-Yield Municipal Bond Fund	As of February 29, 2012

Sector designations may be different than the sector designations presented in other Fund materials.

Security type/sector	Percentage of net assets
Municipal Bonds	97.27%
Corporate Revenue Bonds	24.26%
Education Revenue Bonds	19.83%
Healthcare Revenue Bonds	23.86%
Housing Revenue Bonds	1.04%
Lease Revenue Bonds	7.09%
Pre-Refunded Bond	0.34%
Resource Recovery Revenue Bond	0.35%
Special Tax Revenue Bonds	9.01%
State General Obligation Bonds	1.92%
Transportation Revenue Bonds	8.77%
Water & Sewer Revenue Bonds	0.80%
Short-Term Investments	1.40%
Total Value of Securities	98.67%
Receivables and Other Assets Net of Liabilities	1.33%
Total Net Assets	100.00%

Statements of net assets
Delaware Tax-Free USA Fund	February 29, 2012 (Unaudited)

	Principal amount	Value
Municipal Bonds – 98.91%
Corporate Revenue Bonds – 13.63%
Alliance Airport Authority, Texas Special Facilities Revenue
(American Airlines Project) Series B 5.25% 12/1/29 (AMT)	$1,250,000	$344,525
Buckeye, Ohio Tobacco Settlement Financing Authority
Asset-Backed Series A-2
5.875% 6/1/47	11,000,000	8,210,290
6.50% 6/1/47	6,000,000	4,915,260
Chautauqua County, New York Industrial Development
Agency (NRG Dunkirk Power Project) 5.875% 4/1/42	2,000,000	2,153,860
Golden State, California Tobacco Securitization Corporate
Settlement Revenue Asset-Backed Senior Notes Series A-1
5.125% 6/1/47	1,000,000	692,320
5.75% 6/1/47	12,180,000	9,355,822
Harris County, Texas Industrial Development Corporation
Solid Waste Disposal Revenue
(Deer Park Refining Project) 5.00% 2/1/23	2,955,000	3,214,272
Illinois Railsplitter Tobacco Settlement Authority
6.00% 6/1/28	6,000,000	6,725,340
6.25% 6/1/24	6,810,000	7,599,688
Indiana State Finance Authority Environmental Revenue
(U.S. Steel Corp. Project) 6.00% 12/1/26	2,500,000	2,556,850
Indianapolis, Indiana Airport Authority Revenue
Special Facilities (Federal Express Corp. Project)
5.10% 1/15/17 (AMT)	2,750,000	3,141,903
Series 1998 5.50% 5/1/29 (AMT)	2,000,000	2,000,560
Maryland Economic Development Corporation Revenue
(CNX Marine Terminals Inc.) 5.75% 9/1/25	3,375,000	3,513,983
M-S-R Energy Authority, California Gas Revenue Series A
6.125% 11/1/29	1,915,000	2,230,247
6.50% 11/1/39	3,915,000	4,829,622
New Jersey Economic Development Authority Special
Facility Revenue (Continental Airlines, Inc. Project)
6.25% 9/15/29 (AMT)	2,000,000	2,002,580
• New York City, New York Industrial Development Agency
Special Facilities Revenue (American Airlines -
JFK International Airport) 7.75% 8/1/31 (AMT)	2,000,000	1,897,340
Ohio State Air Quality Development Authority Revenue
Environmental Improvement
(AK Steel Holding) Series A 6.75% 6/1/24 (AMT)	1,500,000	1,530,075
(First Energy Generation) Series A 5.70% 8/1/20	4,750,000	5,454,140

Statements of net assets
Delaware Tax-Free USA Fund

	Principal amount	Value
Municipal Bonds (continued)
Corporate Revenue Bonds (continued)
Pennsylvania Economic Development Financing Authority
Exempt Facilities Revenue (Allegheny Energy Supply Co.)
7.00% 7/15/39	$6,340,000	$7,308,118
Rockport, Indiana Revenue (AK Steel Holding)
7.00% 6/1/28 (AMT)	1,790,000	1,816,689
Valdez, Alaska Marine (BP Pipelines Project)
Series B 5.00% 1/1/21	3,455,000	4,174,124
Series C 5.00% 1/1/21	1,880,000	2,271,303
		87,938,911
Education Revenue Bonds – 12.17%
Bowling Green, Ohio Student Housing Revenue CFP I
(State University Project) 6.00% 6/1/45	5,390,000	5,598,970
California Statewide Communities Development Authority
School Facility Revenue (Aspire Public Schools)
6.125% 7/1/46	5,160,000	5,392,097
Connecticut State Health & Educational Facilities Authority
Revenue (Yale University) Series A-1 5.00% 7/1/25	3,000,000	3,653,880
Delaware County, Pennsylvania Industrial Development
Authority Charter School Revenue (Chester Community
Charter School) Series A 6.125% 8/15/40	2,045,000	2,000,501
Gainesville, Georgia Redevelopment Authority Educational
Facilities Revenue (Riverside Military Academy Project)
5.125% 3/1/37	2,850,000	2,276,951
Marietta, Georgia Development Authority Revenue
(Life University Income Project) 7.00% 6/15/39	4,200,000	4,274,046
Massachusetts Development Finance Agency
(Harvard University)
Series B-1 5.00% 10/15/40	9,600,000	10,959,551
Series B-2 5.25% 2/1/34	5,000,000	5,963,300
Massachusetts State Health & Educational Facilities
Authority Revenue (Harvard University) Series A
5.00% 12/15/29	5,295,000	6,270,233
5.50% 11/15/36	4,515,000	5,506,810
Missouri State Health & Educational Facilities
Authority Revenue (Washington University)
Series A 5.375% 3/15/39	5,000,000	5,629,850

	Principal amount	Value
Municipal Bonds (continued)
Education Revenue Bonds (continued)
New Jersey Economic Development Authority Revenue
(Provident Group - Montclair University) 5.875% 6/1/42	$4,285,000	$4,616,745
New Jersey State Educational Facilities Authority Revenue
(University of Medicine & Dentistry)
Series B 7.50% 12/1/32	1,435,000	1,754,029
New York City Trust For Cultural Resources (Whitney
Museum of American Art) 5.00% 7/1/31	1,500,000	1,654,725
Pennsylvania State Higher Educational Facilities Authority
Student Housing Revenue (University Properties Inc. -
East Stroudsburg University of Pennsylvania)
5.00% 7/1/31	6,000,000	5,970,180
Private Colleges & Universities Authority, Georgia Revenue
(Mercer University) Series A 5.00% 10/1/32	815,000	834,927
Provo, Utah Charter School Revenue (Freedom Academy
Foundation Project) 5.50% 6/15/37	1,665,000	1,367,248
San Juan, Texas Higher Education Finance Authority
Education Revenue (Idea Public Schools)
Series A 6.70% 8/15/40	1,500,000	1,690,680
St. Louis, Missouri Industrial Development Authority
Revenue (Confluence Academy Project) Series A
5.25% 6/15/25	1,150,000	1,050,962
5.35% 6/15/32	2,300,000	2,006,290
		78,471,975
Electric Revenue Bonds – 3.62%
California State Department of Water Resources
Series L 5.00% 5/1/20	5,000,000	6,248,650
New York State Power Authority Revenue Series A
5.00% 11/15/38	2,500,000	2,814,025
Puerto Rico Electric Power Authority Revenue
Series PP 5.00% 7/1/25 (NATL-RE) (FGIC)	1,000,000	1,039,640
Series WW 5.50% 7/1/38	2,100,000	2,228,226
Series XX 5.75% 7/1/36	3,245,000	3,560,868
Salt River, Arizona Project Agricultural Improvement &
Power District Series A 5.00% 12/1/28	6,240,000	7,496,050
		23,387,459

Statements of net assets
Delaware Tax-Free USA Fund

	Principal amount	Value
Municipal Bonds (continued)
Healthcare Revenue Bonds – 9.91%
Brevard County, Florida Health Facilities Authority Health
Care Facilities Revenue (Heath First Inc. Project)
7.00% 4/1/39	$1,610,000	$1,884,376
Butler County, Pennsylvania Hospital Authority
Revenue (Butler Health System Project)
7.125% 7/1/29	2,500,000	2,970,575
Cape Girardeau County, Missouri Industrial Development
Authority Health Care Facilities Revenue Unrefunded
Balance (St. Francis Medical Center) Series A
5.50% 6/1/32	1,000,000	1,017,450
Cleveland - Cuyahoga County, Ohio Port Authority
Revenue Senior Housing (St. Clarence - Geac)
Series A 6.25% 5/1/38	1,500,000	1,332,975
Colorado Health Facilities Authority Revenue
(Evangelical Lutheran) Series A 5.25% 6/1/34	4,275,000	4,322,154
Fairfax County, Virginia Industrial Development
Authority Revenue (Inova Health Services)
Series A 5.50% 5/15/35	2,500,000	2,793,275
Gainesville & Hall County, Georgia Development Authority
Revenue Senior Living Facilities (Lanier Village Estates
Project) Series C 7.25% 11/15/29	1,000,000	1,002,270
Illinois Finance Authority Revenue (Silver Cross &
Medical Centers) 7.00% 8/15/44	3,000,000	3,355,890
Illinois Health Facilities Authority Revenue (Elmhurst
Memorial Healthcare Project) 5.625% 1/1/28	2,000,000	2,027,500
Koyukuk, Alaska Revenue (Tanana Chiefs Conference
Health Care Facility Project) 7.75% 10/1/41	3,000,000	3,164,700
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project) 6.50% 5/15/37	2,190,000	2,500,257
Maricopa County, Arizona Industrial Development Authority
Health Facilities Revenue (Catholic Healthcare West)
Series A 6.00% 7/1/39	3,690,000	4,146,379
Martin County, Florida Health Facilities Authority Revenue
(Martin Memorial Medical Center) 5.50% 11/15/42	2,500,000	2,584,350
Michigan State Hospital Finance Authority
Revenue (Ascension Health Credit Group)
Series B 5.25% 11/15/26	3,500,000	3,670,905
(Trinity Health Credit) Series C 5.375% 12/1/30	4,120,000	4,172,407

	Principal amount	Value
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
New York State Dormitory Authority Revenue
Non State Supported Debt
(North Shore LI Jewish Health System)
Series A 5.50% 5/1/37	$3,000,000	$3,338,280
(Orange Regional Medical Center) 6.50% 12/1/21	2,745,000	2,986,533
(Sloan-Kettering Cancer Center) 5.00% 7/1/41	1,820,000	2,003,292
North Carolina Medical Care Commission
Health Care Facilities Revenue
(First Mortgage - Galloway Ridge Project)
Series A 5.875% 1/1/31	1,555,000	1,647,911
(First Mortgage - Presbyterian Homes) 5.40% 10/1/27	3,260,000	3,271,638
Ohio State Higher Educational Facility Community Revenue
(Cleveland Clinic Health System Obligation Group)
Series A 5.25% 1/1/33	2,000,000	2,157,540
^ Oregon Health & Science University Revenue (Capital
Appreciation Insured) Series A 5.75% 7/1/21 (NATL-RE)	2,000,000	1,452,440
Philadelphia, Pennsylvania Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple University
Health System) Series A 5.50% 7/1/30	2,700,000	2,760,480
West Virginia Hospital Finance Authority (Highland Hospital
Obligation Group) 9.125% 10/1/41	3,000,000	3,372,090
		63,935,667
Housing Revenue Bonds – 0.89%
California Municipal Finance Authority Mobile Home Park
Revenue (Caritas Projects) Series A 6.40% 8/15/45	4,750,000	4,908,840
Orange County, Florida Housing Finance Authority
Homeowner Revenue Series B
5.25% 3/1/33 (GNMA) (FNMA) (AMT)	80,000	80,322
Oregon Health, Housing, Educational, & Cultural Facilities
Authority Revenue (Pier Park Project) Series A
6.05% 4/1/18 (GNMA) (AMT)	735,000	736,544
		5,725,706
Lease Revenue Bonds – 9.02%
Capital Area, Texas Cultural Education Facilities Finance
Corporation Revenue (Roman Catholic Diocese)
Series B 6.125% 4/1/45	2,045,000	2,213,385

Statements of net assets
Delaware Tax-Free USA Fund

	Principal amount	Value
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
Capital Trust Agency Florida Revenue
(Fort Lauderdale/Cargo Acquisition Project)
5.75% 1/1/32 (AMT)	$4,750,000	$4,117,918
(Orlando/Cargo Acquisition Project) 6.75% 1/1/32 (AMT)	2,395,000	2,199,233
Grapevine, Texas Industrial Development Corporate Revenue
(Air Cargo) 6.50% 1/1/24 (AMT)	850,000	816,731
Houston, Texas Industrial Development Corporate Revenue
(Air Cargo) 6.375% 1/1/23 (AMT)	1,855,000	1,733,034
Hudson, New York Yards Infrastructure Corporation
Revenue Series A 5.75% 2/15/47 (AMT)	10,250,000	11,601,872
Loudoun County, Virginia Industrial Development Authority
Public Safety Facility Lease Revenue
Series A 5.25% 12/15/23 (AGM)	700,000	768,950
Missouri State Development Finance Board Infrastructure
Facilities Revenue
(Branson Landing Project) Series A
5.25% 12/1/19	1,435,000	1,517,627
5.625% 12/1/28	2,365,000	2,461,729
(Sewer System Improvement Project) Series C
5.00% 3/1/25	605,000	613,143
New Jersey Economic Development Authority
(School Facilities Construction)
Series EE 5.00% 9/1/18	6,000,000	7,221,900
Series GG 5.75% 9/1/23	1,000,000	1,233,830
New York State Liberty Development Corporation
(World Trade Center Project) 5.75% 11/15/51	16,490,000	18,770,896
Puerto Rico Public Buildings Authority Revenue
(Guaranteed Government Facilities)
Series F 5.25% 7/1/25	930,000	1,026,395
^ St. Louis, Missouri Industrial Development Authority
Leasehold Revenue (Convention Center Hotel)
5.80% 7/15/20 (AMBAC)	3,035,000	1,854,658
		58,151,301
Local General Obligation Bonds – 5.05%
Boerne, Texas Independent School District Building
5.25% 2/1/27 (PSF)	4,000,000	4,146,600
Fairfax County, Virginia Improvement
Series A 5.00% 4/1/18	6,000,000	7,435,440

	Principal amount	Value
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Georgetown, Texas Independent School District
(School Building)
5.00% 8/15/22 (PSF)	$500,000	$613,735
5.00% 8/15/24 (PSF)	1,430,000	1,730,686
5.00% 8/15/25 (PSF)	945,000	1,136,930
5.00% 8/15/26 (PSF)	1,000,000	1,195,390
New York City, New York
Series A 5.00% 8/1/19	2,690,000	3,315,156
Series I-1 5.375% 4/1/36	5,000,000	5,700,000
Subseries D-1 5.00% 10/1/36	6,500,000	7,291,050
		32,564,987
§Pre-Refunded/Escrowed to Maturity Bonds – 4.71%
California Statewide Communities Development
Authority Revenue (East Campus Apartments, LLC)
Series A 5.625% 8/1/34-12 (ACA)	3,400,000	3,478,948
Cape Girardeau County, Missouri Industrial Development
Authority Health Care Facilities Revenue (Southeast
Missouri Hospital) 5.25% 6/1/16 (NATL-RE)	375,000	412,804
^ Greene County, Missouri Single Family Mortgage Revenue
Municipal Multiplier (Private Mortgage Insurance)
11.75% 3/1/16	1,225,000	1,179,504
Missouri State Development Finance Board Infrastructure
Facilities Revenue (Triumph Foods Project)
Series A 5.25% 3/1/25-12	500,000	500,140
New Jersey State Highway Authority Garden State
Parkway General Revenue (Senior Parkway)
5.50% 1/1/16 (FGIC)	1,000,000	1,190,920
Oklahoma State Turnpike Authority Revenue (First Senior)
6.00% 1/1/22	13,535,000	18,632,145
Powell, Ohio 5.50% 12/1/32-12 (NATL-RE) (FGIC)	2,000,000	2,080,480
Virgin Islands Public Finance Authority Revenue
Series A 7.30% 10/1/18	1,825,000	2,237,559
Wisconsin Housing & Economic Developing Authority
Revenue 6.10% 6/1/21-17 (FHA)	600,000	702,630
		30,415,130
Special Tax Revenue Bonds – 14.49%
Brooklyn Arena Local Development Corporation, New York
Pilot Revenue (Barclays Center Project) 6.50% 7/15/30	8,230,000	9,121,144

Statements of net assets
Delaware Tax-Free USA Fund

	Principal amount	Value
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
California State Economic Recovery
Series A 5.25% 7/1/21	$3,130,000	$3,849,837
Florida Enterprise Community Development District
Special Assessment 6.10% 5/1/16 (NATL-RE)	595,000	597,594
Henderson, Nevada Local Improvement Districts
#T-18 5.30% 9/1/35	2,305,000	1,241,012
Hollywood, Florida Community Redevelopment Agency
Revenue (Beach CRA) 5.625% 3/1/24	1,200,000	1,251,336
Jacksonville, Florida Excise Taxes Revenue
Series B 5.00% 10/1/26 (AMBAC)	1,000,000	1,020,980
Lammersville, California School District Community Facilities
District #2002 (Mountain House) 5.125% 9/1/35	4,125,000	3,850,234
Missouri State Environmental Improvement & Energy Water
Pollution Control Revenue (State Revolving Fund Project)
Series A 6.05% 7/1/16 (AGM)	705,000	708,306
Missouri State Highways & Transportation Commission State
Road Revenue Series B 5.00% 5/1/24	9,000,000	10,349,911
Mosaic, Virginia District Community Development Authority
Revenue Series A 6.875% 3/1/36	3,980,000	4,332,150
New Jersey Economic Development Authority Revenue
(Cigarette Tax) 5.75% 6/15/34	1,935,000	2,005,182
New York City, New York Industrial Development Agency
(Yankee Stadium) 7.00% 3/1/49 (ASSURED GTY)	1,000,000	1,183,390
New York City, New York Series B 5.00% 8/1/19	5,105,000	6,291,402
New York City, New York Transitional Finance Authority
Future Tax Secured
Fiscal 2011 Series D 5.00% 2/1/26	3,000,000	3,573,660
Series C 5.25% 11/1/25	6,000,000	7,316,160
Series D 5.00% 2/1/31	4,875,000	5,027,880
New York Sales Tax Asset Receivables
Series A 5.25% 10/15/27 (AMBAC)	1,000,000	1,105,180
New York State Dormitory Authority State Personal Income
Tax Revenue Series B 5.25% 3/15/38	6,000,000	6,680,100
Puerto Rico Sales Tax Financing Corporation Tax Revenue
^(Convertible Capital Appreciation) Series A 6.75% 8/1/32	3,890,000	3,808,621
Series A 5.75% 8/1/37	5,000,000	5,596,100
Series C 5.00% 8/1/40	6,000,000	6,508,680
Series C 6.00% 8/1/39	2,250,000	2,588,963

	Principal amount	Value
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
San Mateo, California Special Tax Revenue (Community
Facilities District #2008-1-Bay Meadows) 6.00% 9/1/42	$1,000,000	$1,024,260
Tampa, Florida Sports Authority Revenue Sales Tax
(Tampa Bay Arena Project) 5.75% 10/1/20 (NATL-RE)	1,000,000	1,116,100
^ Wyandotte County, Kansas City, Kansas Unified
Government Special Obligation Revenue (Capital
Appreciation - Sales Tax Subordinate Lien) 6.07% 6/1/21	4,970,000	3,296,303
		93,444,485
State General Obligation Bonds – 9.23%
California State 5.25% 11/1/40	3,795,000	4,140,990
California State Various Purposes
5.00% 9/1/41	6,250,000	6,681,500
5.00% 10/1/41	4,560,000	4,876,920
6.00% 4/1/38	4,060,000	4,710,168
6.50% 4/1/33	2,570,000	3,165,392
Maryland State & Local Facilities Loan
Series C 5.00% 11/1/18	6,000,000	7,530,300
North Carolina State Public Improvement
Series A 5.00% 5/1/20	10,585,000	13,475,552
Puerto Rico Commonwealth Public Improvement
(Unrefunded Balance) Series A 5.125% 7/1/31	4,415,000	4,429,040
Series A 5.25% 7/1/23	500,000	523,765
Virginia State
Series A-2 5.00% 6/1/22	5,105,000	6,464,002
Series D 5.00% 6/1/19	2,785,000	3,510,493
		59,508,122
Transportation Revenue Bonds – 11.54%
Central Texas Regional Mobility Authority Revenue
Senior Lien 6.00% 1/1/41	5,160,000	5,551,334
Dallas-Fort Worth, Texas International Airport Revenue
Series A 5.50% 11/1/31 (NATL-RE) (FGIC) (AMT)	1,220,000	1,233,091
Delaware Transportation Authority 5.00% 7/1/22	4,345,000	4,918,106
Maryland State Economic Development Corporation Revenue
(Transportation Facilities Project) Series A 5.75% 6/1/35	5,075,000	5,368,132
New York Liberty Development Corporation Liberty
Revenue (1 World Trade Center) 5.00% 12/15/41	8,000,000	8,782,001
New York State Thruway Authority General Revenue
Series H 5.00% 1/1/19 (NATL-RE)	6,240,000	7,385,539

Statements of net assets
Delaware Tax-Free USA Fund

	Principal amount	Value
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
North Texas Tollway Authority Revenue (First Tier)
Series A 6.00% 1/1/24	$3,345,000	$4,003,764
•Series E-3 5.75% 1/1/38	2,000,000	2,324,420
Phoenix, Arizona Civic Improvement Corporation Airport
Revenue Junior Lien Series A 5.00% 7/1/26	1,800,000	2,017,926
Port Authority of New York & New Jersey Special Project
(JFK International Air Terminal)
6.00% 12/1/42	4,735,000	5,297,707
6.50% 12/1/28	5,500,000	5,944,730
St. Louis, Missouri Airport Revenue (Lambert-St Louis
International) Series A-1 6.625% 7/1/34	5,995,000	6,976,561
Texas Private Activity Bond Surface Transportation
Corporation Senior Lien
(LBJ Infrastructure)
7.00% 6/30/40	5,715,000	6,515,157
7.50% 6/30/33	1,560,000	1,866,587
(Mobility Partners) 6.875% 12/31/39	5,500,000	6,249,155
		74,434,210
Water & Sewer Revenue Bonds – 4.65%
Atlanta, Georgia Water & Wastewater Revenue
Series A 6.25% 11/1/39	5,500,000	6,437,035
New York City, New York Municipal Water Finance
Authority Water & Sewer System Revenue
Fiscal 2009 Series A 5.75% 6/15/40	4,000,000	4,650,120
Fiscal 2012 Series BB 5.25% 6/15/44	5,395,000	6,116,851
Series A 5.25% 6/15/34	3,705,000	3,746,644
Puerto Rico Commonwealth Aqueduct & Sewer Authority
Revenue Senior Lien Series A
5.25% 7/1/42	1,045,000	1,046,494
6.00% 7/1/47	1,465,000	1,580,193
San Francisco, California City & County Public Utilities
Commission Water Revenue Series F 5.00% 11/1/27	5,000,000	5,916,350
Virgin Islands Water & Power Authority Water System
Revenue 5.50% 7/1/17	510,000	511,204
		30,004,891
Total Municipal Bonds (cost $583,319,752)		637,982,844

	Principal amount	Value
Short-Term Investments – 0.33%
¤Variable Rate Demand Notes – 0.33%
Brooklyn Center, Minnesota Revenue Refunding
(Brookdale Corp. II Project) 0.15% 12/1/14	$600,000	$600,000
Colorado State Educational & Cultural Facilities Authority
Revenue (National Jewish Federation Building
Project) Series D-1 0.12% 7/1/36 (LOC – JPMorgan
Chase Bank)	100,000	100,000
Philadelphia, Pennsylvania Authority for Industrial
Development Revenue (Newcourtland Elder Services
Project) 0.12% 3/1/27 (LOC – PNC Bank)	1,000,000	1,000,000
St. Paul, Minnesota Housing & Redevelopment
Authority Revenue (Minnesota Public Radio Project)
0.16% 5/1/22 (LOC – JPMorgan Chase Bank)	400,000	400,000
Total Short-Term Investments (cost $2,100,000)		2,100,000

Total Value of Securities – 99.24%
(cost $585,419,752)		640,082,844
Receivables and Other Assets
Net of Liabilities – 0.76%		4,907,362
Net Assets Applicable to 54,089,476
Shares Outstanding – 100.00%		$644,990,206

Net Asset Value – Delaware Tax-Free USA Fund
Class A ($596,130,804 / 49,999,918 Shares)	$11.92
Net Asset Value – Delaware Tax-Free USA Fund
Class B ($2,252,352 / 189,008 Shares)	$11.92
Net Asset Value – Delaware Tax-Free USA Fund
Class C ($33,766,726 / 2,831,524 Shares)	$11.93
Net Asset Value – Delaware Tax-Free USA Fund
Institutional Class ($12,840,324 / 1,069,026 Shares)	$12.01

Statements of net assets
Delaware Tax-Free USA Fund

Components of Net Assets at February 29, 2012:
Shares of beneficial interest (unlimited authorization – no par)	$591,101,975
Undistributed net investment income	66,895
Accumulated net realized loss on investments	(841,756)
Net unrealized appreciation of investments	54,663,092
Total net assets	$644,990,206

§

Pre-Refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 8 in “Notes to financial statements.”

•	Variable rate security. The rate shown is the rate as of February 29, 2012. Interest rates reset periodically.
^	Zero coupon security. The rate shown is the yield at the time of purchase.
¤

Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to such instrument. The rate shown is the rate as of February 29, 2012.

Summary of abbreviations:
ACA — Insured by American Capital Access
AGM — Insured by Assured Guaranty Municipal Corporation
AMBAC — Insured by AMBAC Assurance Corporation
AMT — Subject to Alternative Minimum Tax
ASSURED GTY — Insured by Assured Guaranty Corporation
FGIC — Insured by Financial Guaranty Insurance Company
FHA — Federal Housing Administration
FNMA — Federal National Mortgage Association collateral
GNMA — Government National Mortgage Association collateral
LOC — Letter of Credit
NATL-RE — Insured by National Public Finance Guarantee Corporation
PSF — Guaranteed by Permanent School Fund

Net Asset Value and Offering Price Per Share –
Delaware Tax-Free USA Fund
Net asset value Class A (A)	$11.92
Sales charge (4.50% of offering price) (B)	0.56
Offering price	$12.48

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $100,000 or more.

See accompanying notes, which are an integral part of the financial statements.

Statements of net assets
Delaware Tax-Free USA Intermediate Fund	February 29, 2012 (Unaudited)

		Principal amount	Value
Municipal Bonds – 97.76%
Corporate Revenue Bonds – 10.03%
	Allegheny County, Pennsylvania Industrial Development
	Authority Revenue (Environmental Improvement -
	U.S. Steel Corp. Project) 6.50% 5/1/17	$2,305,000	$2,507,125
•	Chesapeake, Virginia Economic Development Authority
	Pollution Control Revenue (Electric & Power Co. Project)
	Series A 3.60% 2/1/32	1,150,000	1,176,841
	Chesterfield County, Virginia Economic Development
	Authority Pollution Control Revenue (Virginia Electric &
	Power) Series A 5.00% 5/1/23	1,460,000	1,684,256
	Harris County, Texas Industrial Development Corporation
	Solid Waste Disposal Revenue (Deer Park Refining
	Project) 5.00% 2/1/23	2,750,000	2,991,285
	Illinois Railsplitter Tobacco Settlement Authority
	5.25% 6/1/20	7,160,000	8,158,604
	6.25% 6/1/24	7,500,000	8,369,699
	Indianapolis, Indiana Airport Authority Revenue Special
	Facilities (Federal Express Corp. Project)
	5.10% 1/15/17 (AMT)	750,000	856,883
	Iowa Finance Authority Pollution Control Facilities Revenue
	(Interstate Power) 5.00% 7/1/14 (FGIC)	2,000,000	2,173,520
•	Maricopa County, Arizona Corporation Pollution Control
	Revenue (Public Service - Palo Verde Project)
	Series B 5.20% 6/1/43	6,000,000	6,612,420
	Maryland Economic Development Corporation Pollution
	Control Revenue
	(CNX Marine Terminals Inc.) 5.75% 9/1/25	2,050,000	2,134,419
	(Potomac Electric Project) 6.20% 9/1/22	1,780,000	2,189,525
	Michigan State Strategic Fund Limited Obligation Revenue
	(Dow Chemical Project) Series B-2 6.25% 6/1/14	4,500,000	4,979,610
•	Mobile, Alabama Industrial Development Board Pollution
	Control Revenue (Alabama Power Co.)
	Series B 4.875% 6/1/34	1,625,000	1,697,053
	New Jersey Economic Development Authority Special
	Facilities Revenue (Continental Airlines, Inc. Project)
	6.625% 9/15/12 (AMT)	4,000,000	4,057,200
	Ohio State Air Quality Development Authority Revenue
	Environmental Improvement (First Energy)
	Series A
	5.70% 2/1/14	2,225,000	2,390,251
	5.70% 8/1/20	4,320,000	4,960,397
	Series C 5.625% 6/1/18	2,370,000	2,717,798

	Principal amount	Value
Municipal Bonds (continued)
Corporate Revenue Bonds (continued)
• Pennsylvania Economic Development Financing Authority
Exempt Facilities Revenue (Shipping Port)
Series A 3.375% 12/1/40	$5,000,000	$5,182,300
Salt Verde, Arizona Financial Corporation Senior Gas
Revenue 5.25% 12/1/24	3,050,000	3,259,230
Tobacco Securitization Authority, Minnesota Tobacco
Settlement Revenue Series B
5.00% 3/1/21	3,415,000	3,893,783
5.00% 3/1/22	2,935,000	3,336,860
5.25% 3/1/31	2,480,000	2,702,580
Valdez, Alaska Marine (BP Pipelines Project) Series B
5.00% 1/1/21	6,675,000	8,064,335
		86,095,974
Education Revenue Bonds – 6.67%
Boise, Idaho State University Revenue (General Project)
Series A 4.00% 4/1/19	1,000,000	1,154,790
California Municipal Finance Authority Educational Revenue
(American Heritage Education Foundation Project)
Series A 5.25% 6/1/26	1,000,000	933,260
California Statewide Communities Development Authority
Student Housing Revenue (Irvine, LLC - UCI East
Campus) 6.00% 5/15/23	3,150,000	3,524,441
Chattanooga, Tennessee Health Educational & Housing
Facilities Board Revenue (CDFI Phase I, LLC Project)
Series B 5.50% 10/1/20	885,000	919,931
Clifton, Texas Higher Education Finance Corporation
Revenue (Uplift Education) Series A 6.00% 12/1/30	1,100,000	1,206,546
Connecticut State Health & Educational Facilities Authority
Revenue (Yale University) Series A-1 5.00% 7/1/25	5,000,000	6,089,800
Delaware County, Pennsylvania Industrial Development
Authority Revenue (Chester Community Charter School)
Series A 5.25% 8/15/30	3,165,000	2,928,733
Grand Traverse, Michigan Public School Academy Revenue
5.00% 11/1/36	1,000,000	793,060
Marietta, Georgia Development Authority Revenue
(Life University Income Project) 6.25% 6/15/20	1,080,000	1,100,650

Statements of net assets
Delaware Tax-Free USA Intermediate Fund

	Principal amount	Value
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Massachusetts State Development Finance Agency Revenue
(Harvard University) Series B-1 5.25% 10/15/29	$1,670,000	$2,043,980
Massachusetts State Health & Educational Facilities
Authority Revenue (Massachusetts Institution
Technology) Series M 5.25% 7/1/20	3,000,000	3,893,670
Nassau County, New York Industrial Development Agency
Civic Facility Revenue (New York Institute of Technology
Project) Series A 4.75% 3/1/26	1,710,000	1,846,578
New York City Trust for Cultural Resources (Whitney
Museum of American Art)
5.00% 7/1/21	3,025,000	3,618,656
5.00% 7/1/31	1,000,000	1,103,150
New York State Dormitory Authority
(Brooklyn Law School) Series A 5.50% 7/1/18 (RADIAN)	1,000,000	1,049,930
(Non State Supported Debt - Rockefeller University)
Series A 5.00% 7/1/27	1,055,000	1,229,275
(Non State Supported Debt - St. Joseph’s College)
5.25% 7/1/25	1,000,000	1,086,780
Ohio State Higher Educational Facility Revenue (John
Carroll University) 5.50% 11/15/18	335,000	354,447
Ohio State University General Receipts Revenue Series B
5.25% 6/1/21	180,000	189,756
Pennsylvania State Higher Educational Facilities Authority
Revenue (Drexel University) Series A 5.25% 5/1/25	5,290,000	6,163,273
Private Colleges & Universities Authority, Georgia Revenue
(Mercer University) Series A 5.25% 10/1/27	1,145,000	1,227,829
Troy, New York Capital Resource Corporation Revenue
(Rensselaer Polytechnic) Series B 5.00% 9/1/18	2,500,000	2,884,125
University of California Series A 5.125% 5/15/20 (AMBAC)	210,000	221,831
University of Minnesota Series A 5.00% 12/1/17	5,040,000	6,232,162
University of North Carolina at Chapel Hill 5.00% 12/1/31	3,490,000	3,927,960
University of Oklahoma Research Facilities Revenue
5.00% 3/1/23 (AMBAC)	1,065,000	1,088,728
University of Virginia General Revenue Series B
5.00% 6/1/20	205,000	215,182
5.00% 6/1/21	205,000	214,971
		57,243,494

	Principal amount	Value
Municipal Bonds (continued)
Electric Revenue Bonds – 4.28%
California State Department Water Resources Power
Supply Revenue
Series L 5.00% 5/1/19	$6,000,000	$7,448,160
Series N 5.00% 5/1/21	3,580,000	4,506,253
Metropolitan Government Nashville & Davidson County,
Tennessee Electric Revenue Series B 5.50% 5/15/14	1,000,000	1,114,620
Rochester, Minnesota Electric Utilities Revenue
Series C 5.00% 12/1/18 (NATL-RE)	2,000,000	2,346,800
Salt River, Arizona Project Agricultural Improvement &
Power District Series A 5.00% 12/1/28	17,735,000	21,304,879
		36,720,712
Healthcare Revenue Bonds – 9.11%
Allegheny County, Pennsylvania Municipal Development
Authority Revenue (University of Pittsburgh Medical
Center) Series A 5.00% 9/1/14	4,000,000	4,413,920
Berks County, Pennsylvania Hospital Authority Revenue
(Reading Hospital & Medical Center Project)
Series A-3 5.25% 11/1/24	4,405,000	5,081,212
Butler County, Pennsylvania Hospital Authority Revenue
(Butler Health System Project) 7.125% 7/1/29	2,250,000	2,673,518
California Health Facilities Financing Authority (Scripps
Health) Series A 5.00% 11/15/32	4,250,000	4,739,303
California Statewide Communities Development Authority
Revenue (Kaiser Permanente) Series A 5.00% 4/1/19	5,325,000	6,375,835
Cleveland-Cuyahoga County, Ohio Port Authority Revenue
(Saint Clarence - Geac) Series A 6.125% 5/1/26	715,000	662,269
Dauphin County, Pennsylvania General Authority Health
System Revenue (Pinnacle Health System Project)
Series A 6.00% 6/1/29	3,400,000	3,773,490
Laramie County, Wyoming Hospital Revenue
(Cheyenne Regional Medical Center Project)
5.00% 5/1/23	1,000,000	1,146,770
5.00% 5/1/25	1,175,000	1,333,813
• Maryland State Health & Higher Education Facilities
Authority Revenue (John Hopkins Health Systems)
5.00% 5/15/46	790,000	834,232
Michigan State Hospital Finance Authority Revenue
(Oakwood Obligation Group) 5.50% 11/1/14	2,230,000	2,368,104

Statements of net assets
Delaware Tax-Free USA Intermediate Fund

	Principal amount	Value
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Minneapolis, Minnesota Health Care System Revenue
(Fairview Health) Series A 6.375% 11/15/23	$3,710,000	$4,416,347
Minneapolis, Minnesota Revenue (National Marrow Donor
Program Project)
5.00% 8/1/16	4,720,000	5,198,937
5.00% 8/1/18	2,500,000	2,782,025
New York State Dormitory Authority Revenue Non State
Supported Debt
(Memorial Sloan-Kettering Cancer Center) Series 1
4.00% 7/1/21	1,600,000	1,827,376
5.00% 7/1/21	570,000	698,660
5.00% 7/1/24	2,595,000	3,102,634
(North Shore LI Jewish) Series A 5.00% 5/1/23	4,000,000	4,643,800
(Orange Regional Medical Center) 6.50% 12/1/21	2,000,000	2,175,980
North Carolina Medical Care Commission Health Care
Facilities Revenue (First Mortgage - Presbyterian Homes)
5.40% 10/1/27	780,000	782,785
Ohio State Higher Educational Facilities Commission
Revenue (Cleveland Clinic Health System Obligation
Group) Series A
5.00% 1/1/17	2,000,000	2,346,440
5.00% 1/1/18	1,000,000	1,192,170
Pennsylvania Economic Development Financing Authority
Health System Revenue (Albert Einstein Healthcare)
Series A 6.25% 10/15/23	670,000	760,966
• Rochester, Minnesota Health Care Facilities Revenue
(Mayo Clinic)
Series A 4.00% 11/15/30	3,800,000	4,409,824
Series C 4.50% 11/15/38	2,540,000	3,052,902
St. Louis Park, Minnesota Health Care Facilities Revenue
(Nicollet Health Services) Series C 5.50% 7/1/18	4,240,000	5,031,778
St. Mary Hospital Authority, Pennsylvania Health
System Revenue (Catholic Health East) Series A
5.25% 11/15/16	1,200,000	1,311,468
St. Paul, Minnesota Housing & Redevelopment Authority
Hospital Revenue (Health East Project) 6.00% 11/15/25	1,000,000	1,020,850
		78,157,408

	Principal amount	Value
Municipal Bonds (continued)
Housing Revenue Bond – 0.56%
Puerto Rico Housing Finance Authority Subordinate
(Capital Fund Modernization) 5.50% 12/1/16	$4,120,000	$4,764,615
		4,764,615
Lease Revenue Bonds – 3.83%
Capital Trust Agency Florida Revenue (Fort Lauderdale/
Cargo Acquisition Project) 5.75% 1/1/32 (AMT)	1,750,000	1,517,128
Commonwealth of Pennsylvania (Department of
Corrections) Series A 4.00% 10/1/24	3,910,000	4,133,261
Golden State, California Tobacco Securitization Corporation
Settlement Revenue Refunding Asset-Backed Series A
5.00% 6/1/18	1,170,000	1,170,105
5.00% 6/1/21 (AMBAC)	1,000,000	1,000,660
New Jersey Economic Development Authority (School
Facilities Construction) Series EE 5.00% 9/1/18	6,875,000	8,275,093
New York State Dormitory Authority Revenue
(Third General Resolution - State University
Educational Facilities) Series A
5.00% 5/15/23	2,170,000	2,687,719
5.00% 5/15/24	3,130,000	3,798,818
New York State Municipal Bond Bank Agency Special
School Purpose Revenue Series C 5.25% 6/1/22	1,000,000	1,054,460
Tobacco Settlement Financing New York Revenue (Asset-
Backed) Series B 5.00% 6/1/18	1,000,000	1,204,970
Virginia Commonwealth Transportation Board
Transportation Revenue (U.S. Route 58 Corridor
Development) Series B 4.75% 5/15/21	7,460,000	8,004,282
		32,846,496
Local General Obligation Bonds – 8.49%
Baltimore, Maryland Public Improvement 5.00% 2/1/29	6,280,000	7,642,697
Chicago, Illinois Board of Education Refunding Dedicated
Revenue Series B 5.00% 12/1/23 (AMBAC)	3,500,000	3,894,345
Chicago, Illinois Modern Schools Across Chicago Series J
5.00% 12/1/23 (AMBAC)	2,865,000	3,187,685
Conroe, Texas Independent School District
5.00% 2/15/25 (PSF)	3,865,000	4,613,960
Dallas, Texas 5.125% 2/15/15	3,000,000	3,412,350

Statements of net assets
Delaware Tax-Free USA Intermediate Fund

	Principal amount	Value
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Fairfax County, Virginia Refunding &
Public Improvement Series A
5.00% 4/1/17	$4,000,000	$4,870,680
5.00% 4/1/20	10,000,000	12,068,101
5.25% 4/1/14	3,500,000	3,865,155
Henrico County, Virginia Refunding Public Improvement
5.00% 7/15/19	4,000,000	5,054,280
Houston, Texas Refunding & Public Improvement Series A
5.00% 3/1/15	3,480,000	3,950,948
5.25% 3/1/28	5,000,000	5,754,800
Lansing, Michigan Community College
(College Building & Site) 5.00% 5/1/21 (NATL-RE)	1,325,000	1,392,164
Los Angeles, California Unified School District
(Election 2004) Series G 5.00% 7/1/13 (AMBAC)	2,000,000	2,126,200
New York City, New York
Series A-1 5.00% 8/1/19	3,500,000	4,137,805
Series G 5.25% 8/1/15	1,000,000	1,093,540
Series I 5.00% 8/1/21	1,000,000	1,099,530
Series J 5.50% 6/1/23	15,000	15,883
Subseries D-1 5.00% 10/1/30	4,000,000	4,635,160
		72,815,283
§Pre-Refunded/Escrowed to Maturity Bonds – 3.95%
Benton & Linn Counties, Oregon School District #509J
5.00% 6/1/21-13 (AGM)	1,000,000	1,059,310
California State Economic Recovery Series A 5.25% 7/1/14	225,000	251,246
Casa Grande, Arizona Tax Revenue
5.00% 4/1/22-14 (AMBAC)	1,600,000	1,754,880
Cuyahoga County, Ohio Revenue
Pre-Refunded (Cleveland Clinic Health)
Series A 6.00% 1/1/21-13	510,000	548,990
Unrefunded (Cleveland Clinic Health)
Series A 6.00% 1/1/21-13	490,000	527,461
Duluth, Minnesota Economic Development
Authority Health Care Facilities Revenue
(Benedictine Health System - St. Mary’s Hospital)
5.25% 2/15/28-14	1,000,000	1,096,820
5.25% 2/15/33-14	3,000,000	3,290,459
5.50% 2/15/23-14	1,000,000	1,101,700

	Principal amount	Value
Municipal Bonds (continued)
§Pre-Refunded/Escrowed to Maturity Bonds (continued)
Hampton, Virginia Convention Center Revenue
5.25% 1/15/23-13 (AMBAC)	$1,000,000	$1,043,600
Lancaster County, Pennsylvania Hospital Authority Revenue
(Lancaster General Hospital Project) 5.75% 3/15/21-13	1,000,000	1,079,860
Los Angeles, California Unified School District (Election
1997) Series F 5.00% 7/1/21-13 (FGIC)	2,880,000	3,063,743
Lunenburg County, Virginia
Series B 5.25% 2/1/29-13 (NATL-RE)	715,000	755,512
Miami-Dade County, Florida Educational Facilities
Authority Revenue (University of Miami) Series A
5.00% 4/1/34-14 (AMBAC)	3,500,000	3,831,869
Michigan State Higher Education Facilities Authority
Revenue Limited Obligation (Kalamazoo College
Project) 5.50% 12/1/19-12	500,000	520,160
Middlesex County, New Jersey Improvement Authority
Revenue (County-Guaranteed Open Space Trust
Foundation) 5.25% 9/15/20-13	1,000,000	1,077,020
Minneapolis, Minnesota Health Care System Revenue
(Allina Health Systems) Series A 5.75% 11/15/32	750,000	779,813
Minnesota State 5.00% 6/1/14	755,000	834,381
New Jersey State Educational Facilities Authority
Revenue (Georgian Court College Project)
Series C 6.50% 7/1/33-13	500,000	541,210
New York City, New York Series J 5.50% 6/1/23-13	985,000	1,050,197
North Texas Health Facilities Development Corporation
Hospital Revenue (United Regional Health Care
System, Inc. Project) 6.00% 9/1/23-13	1,000,000	1,084,050
• Ohio State Higher Educational Facility Revenue Adjustable
Medium Term (Kenyon College Project) 4.70% 7/1/37-13	1,000,000	1,057,010
Ohio State University General Receipts (Ohio State
University) Series B 5.25% 6/1/21-13	820,000	871,201
Puerto Rico Commonwealth Highway & Transportation
Authority Revenue Series J 5.50% 7/1/21-14	1,000,000	1,117,230
Puerto Rico Public Buildings Authority Revenue
(Guaranteed Government Facilities) Series I
5.50% 7/1/23-14	2,000,000	2,231,480
Puerto Rico Sales Tax Financing Corporation Sales
Revenue Series A 6.125% 8/1/29-14	70,000	77,850

Statements of net assets
Delaware Tax-Free USA Intermediate Fund

	Principal amount	Value
Municipal Bonds (continued)
§Pre-Refunded/Escrowed to Maturity Bonds (continued)
South Carolina State Public Service Authority Revenue
Series A 5.125% 1/1/21-12 (AGM)	$1,000,000	$1,026,860
University of California Revenue
Series A 5.125% 5/15/20-13 (AMBAC)	40,000	42,352
University of Virginia Revenue Series B
5.00% 6/1/20-13	1,045,000	1,107,481
5.00% 6/1/21-13	1,045,000	1,107,481
		33,931,226
Resource Recovery Revenue Bonds – 0.09%
Pennsylvania Economic Development Financing Authority
Resource Recovery Revenue (Subordinate Colver
Project) Series G 5.125% 12/1/15 (AMT)	800,000	801,096
		801,096
Special Tax Revenue Bonds – 12.47%
Baltimore, Maryland Convention Center Hotel Revenue
Subordinated Series B 5.00% 9/1/16	1,200,000	1,174,932
Brooklyn Arena Local Development Corporation New York
Pilot Revenue (Barclays Center Project) 6.50% 7/15/30	5,500,000	6,095,540
California State Economic Recovery Series A
5.25% 7/1/14	775,000	861,738
5.25% 7/1/21	2,740,000	3,370,145
Columbia County, Georgia Sales Tax 5.00% 4/1/16	1,265,000	1,490,322
Dallas, Texas Convention Center Hotel Development
Revenue Series A
5.00% 1/1/24	3,420,000	3,811,966
5.25% 1/1/23	5,375,000	6,115,729
Guam Government Limited Obligation Revenue
(Section 30) Series A
5.375% 12/1/24	1,750,000	1,873,078
5.625% 12/1/29	1,125,000	1,203,581
Louisiana State Citizens Property Insurance Corporation
Assessment Revenue Series C-2
6.75% 6/1/26 (ASSURED GTY)	6,350,000	7,625,969
Massachusetts State School Building Authority Senior
Series B 5.00% 10/15/27	4,705,000	5,659,833
@ Modesto, California Special Tax Community Facilities
District #04-1 (Village 2) 5.15% 9/1/36	1,500,000	1,382,490

	Principal amount	Value
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
New Jersey Economic Development Authority Revenue
(Cigarette Tax) 5.625% 6/15/18	$355,000	$355,728
New Jersey State Transportation Trust Fund Authority
Series B 5.50% 6/15/31	10,910,000	12,821,977
New York City, New York Transitional Finance Authority
Future Tax Secured Subseries A-1 5.00% 11/1/20	2,860,000	3,595,649
New York State Local Government Assistance Corporation
Refunding Subordinate Lien Series A
5.00% 4/1/17	8,615,000	10,446,893
5.00% 4/1/20	3,360,000	4,243,277
New York State Urban Development Corporation
(Service Contract) Series A-1 5.00% 1/1/18	5,785,000	6,928,868
Puerto Rico Sales Tax Financing Corporation Sales Tax Revenue
Series A 6.125% 8/1/29	2,430,000	2,638,445
Series C
5.00% 8/1/22	2,090,000	2,495,962
6.50% 8/1/35	6,500,000	7,861,425
Richmond Heights, Missouri Tax Increment & Transaction
Sales Tax Revenue Refunding & Improvement
(Francis Place Redevelopment Project) 5.625% 11/1/25	1,000,000	986,330
@ St. Joseph, Missouri Industrial Development Authority Tax
Increment Revenue (Shoppes at North Village Project)
Series A 5.10% 11/1/19	250,000	251,308
Series B 5.375% 11/1/23	1,000,000	985,030
Virgin Islands Public Finance Authority Revenue (Senior
Lien Matching Fund Loan) Series A 5.25% 10/1/22	1,785,000	1,857,703
Washington State Motor Vehicle Fuel Tax Series B
5.00% 7/1/16	4,250,000	5,048,660
Wyandotte County, Kansas City, Kansas Unified
Government Special Obligation Revenue
^(Capital Appreciation - Sales Tax Subordinate Lien)
6.07% 6/1/21	4,970,000	3,296,303
(Sales Tax-2nd Lien-Area B) 5.00% 12/1/20	870,000	925,915
Wyoming State Loan & Investment Board Facilities
Revenue 5.00% 10/1/24	1,550,000	1,641,605
		107,046,401

Statements of net assets
Delaware Tax-Free USA Intermediate Fund

	Principal amount	Value
Municipal Bonds (continued)
State General Obligation Bonds – 17.93%
California State 5.25% 11/1/17	$1,000,000	$1,079,660
California State Various Purpose
5.00% 10/1/18	5,000,000	6,110,800
5.25% 9/1/28	7,750,000	8,977,910
Connecticut State Economic Recovery Series A 5.00% 1/1/16	7,700,000	8,982,204
Connecticut State Series C 5.00% 11/1/24	2,000,000	2,399,100
Georgia State Series B 5.00% 7/1/17	4,810,000	5,899,032
Hawaii State Series DR 5.00% 6/1/15	7,000,000	8,021,510
Illinois State Refunding Series B 5.00% 1/1/13	3,475,000	3,603,158
Maryland State & Local Facilities Loan Capital Improvement
First Series 5.00% 3/15/19	3,675,000	4,352,780
Second Series 5.00% 8/1/17	1,500,000	1,783,830
Series B 5.00% 3/1/18	1,930,000	2,385,750
Massachusetts State Consolidated Loan
Series A 5.25% 8/1/13	3,000,000	3,216,390
Series C 5.50% 11/1/15	4,090,000	4,835,648
Minnesota State 5.00% 6/1/14	145,000	160,353
Minnesota State Various Purpose Series A 5.00% 8/1/19	7,020,000	8,849,201
Mississippi State Series A 5.00% 10/1/17	4,860,000	5,952,577
New York State Series A 5.00% 2/15/28	5,000,000	5,960,300
North Carolina State Public Improvement Series A
5.00% 3/1/15	1,200,000	1,364,328
North Carolina State Refunding Series A
5.00% 3/1/16	3,000,000	3,532,350
5.00% 3/1/17	3,000,000	3,642,030
Series B 5.00% 4/1/15	4,000,000	4,561,640
Ohio State Series D 5.00% 9/15/14	3,500,000	3,913,420
Oregon State Series L 5.00% 5/1/26	8,000,000	9,748,640
Pennsylvania State
5.50% 2/1/13	3,200,000	3,358,016
Second Series 5.00% 7/1/20	2,300,000	2,888,754
Series A 5.00% 8/1/13	4,000,000	4,274,320
Puerto Rico Commonwealth Government Development
Bank 4.75% 12/1/15 (NATL-RE)	4,765,000	4,915,383
Puerto Rico Commonwealth Public Improvement Series A
5.00% 7/1/16 (ASSURED GTY)	2,110,000	2,374,109
5.25% 7/1/22	3,470,000	3,577,362
5.25% 7/1/23	1,125,000	1,178,471

	Principal amount	Value
Municipal Bonds (continued)
State General Obligation Bonds (continued)
Virginia State
Series B 5.00% 6/1/23	$2,000,000	$2,372,040
Series D 5.00% 6/1/19	5,715,000	7,203,758
Washington State Various Purpose Series A
5.00% 7/1/16	1,000,000	1,187,920
5.00% 8/1/29	9,395,000	11,160,413
		153,823,157
Transportation Revenue Bonds – 14.75%
Broward County, Florida Airport System Revenue
Series O 5.375% 10/1/29	2,000,000	2,268,640
Charlotte, North Carolina Airport Revenue
(Charlotte Douglas) Series A 5.00% 7/1/15	750,000	847,598
Chicago, Illinois O'Hare International Airport
Revenue General-Airport-Third Lien
Series A 5.00% 1/1/25 (AGM)	3,725,000	4,101,262
Series A-2 5.75% 1/1/20 (AGM) (AMT)	1,000,000	1,062,760
Series C 5.25% 1/1/28	2,150,000	2,416,084
Cleveland, Ohio Airport System Revenue Series A
5.00% 1/1/28	1,750,000	1,887,410
Dallas-Fort Worth, Texas International Airport
Revenue Series A
5.00% 11/1/22	680,000	752,508
5.00% 11/1/23	750,000	825,045
5.00% 11/1/24	400,000	436,680
Delaware Transportation Authority
5.00% 7/1/18 (NATL-RE) (FGIC)	3,800,000	4,313,304
Series A 5.00% 7/1/17	5,475,000	6,666,415
Harris County, Texas Metropolitan Transit Authority Sales &
Use Tax Revenue Series A 5.00% 11/1/31	3,250,000	3,796,520
Houston, Texas Airports Commission Revenue Series B
5.00% 7/1/25	1,000,000	1,151,690
5.00% 7/1/26	3,000,000	3,418,530
Idaho Housing & Finance Association Grant Revenue
(Antic Federal Highway Transportation)
Series A 5.25% 7/15/21 (ASSURED GTY)	2,760,000	3,256,138
Maryland State Economic Development Revenue
(Transportation Facilities Project)
Series A 5.375% 6/1/25	2,535,000	2,633,890

Statements of net assets
Delaware Tax-Free USA Intermediate Fund

	Principal amount	Value
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Memphis-Shelby County, Virginia Airport Authority Revenue
Series D 5.00% 7/1/24	$4,110,000	$4,738,830
Metropolitan, New York Transportation Authority Revenue
Series A 5.00% 11/15/18	2,500,000	3,005,450
Series C 6.50% 11/15/28	2,860,000	3,562,445
Metropolitan, Washington D.C. Airport Authority Systems
Revenue Series A 5.50% 10/1/19 (NATL-RE) (FGIC) (AMT)	1,000,000	1,051,150
Minneapolis - St. Paul, Minnesota Metropolitan Airports
Commission Series A 5.00% 1/1/22 (AMBAC)	5,000,000	5,608,650
Missouri State Highways & Transportation Commission
State Road Revenue Second Lien 5.25% 5/1/23	1,940,000	2,325,633
North Texas Tollway Authority Revenue (First Tier)
Series A 6.00% 1/1/20	3,925,000	4,722,442
•Series E-3 5.75% 1/1/38	3,750,000	4,358,288
(Special Projects System) Series A 5.00% 9/1/17	1,000,000	1,199,210
Pennsylvania State Turnpike Commission Revenue Series A
5.25% 12/1/20 (AMBAC)	1,230,000	1,362,828
Phoenix, Arizona Civic Improvement Airport Revenue
Series A 5.00% 7/1/26	7,500,000	8,408,025
Port Authority of New York & New Jersey Special Project
(JFK International Air Terminal) 6.50% 12/1/28	8,300,000	8,971,137
Sacramento County, California Airport System Revenue
5.00% 7/1/24	1,425,000	1,636,100
(PFC/Grant) Series D 5.50% 7/1/28	2,020,000	2,231,474
San Francisco, California City & County Airports Commission
Series B 5.00% 5/1/15	4,000,000	4,526,360
Series D 5.00% 5/1/25	2,000,000	2,349,780
St. Louis, Missouri Airport Revenue (Lambert-St. Louis
International) Series A-1 6.125% 7/1/24	3,780,000	4,399,277
Texas Private Activity Bond Surface Transportation
Corporate Senior Lien Revenue
(LBJ Infrastructure) 7.50% 6/30/33	3,625,000	4,337,421
(Mobility Partners) 7.50% 12/31/31	3,765,000	4,457,195
Texas State Transportation Commission Highway Fund
Revenue (First Tier) 5.00% 4/1/18	1,700,000	2,028,627

	Principal amount	Value
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Triborough, New York Bridge & Tunnel Authority Revenue
Series A
5.00% 11/15/17	$1,720,000	$2,107,396
5.00% 1/1/23	4,000,000	4,963,880
•Series B-3 5.00% 11/15/38	1,800,000	2,051,604
Virginia Commonwealth Transportation Board
(Capital Projects) Series A-1 5.00% 5/15/16	2,000,000	2,366,760
		126,604,436
Water & Sewer Revenue Bonds – 5.60%
Arizona Water Infrastructure Finance Authority Revenue
(Water Quality) Series A
4.00% 10/1/20	180,000	213,347
5.00% 10/1/20	1,500,000	1,897,410
5.00% 10/1/21	2,430,000	2,897,751
Atlanta, Georgia Water & Wastewater Revenue
Series A 6.00% 11/1/25	2,925,000	3,541,883
Series B 5.50% 11/1/23 (AGM)	3,000,000	3,520,560
King County, Washington Sewer Revenue Refunding
Series B 5.00% 1/1/14 (NATL-RE)	3,500,000	3,805,165
Massachusetts State Water Pollution Abatement Trust
5.00% 8/1/16	2,170,000	2,589,201
New York City, New York Municipal Water Finance
Authority Water & Sewer System Series B
5.00% 6/15/21 (AMBAC)	2,085,000	2,322,690
New York State Environmental Facilities Corporation Revenue
(State Clean Water & Drinking Water Revolving Foundation)
Series A 5.00% 6/15/22	1,405,000	1,701,258
Series D 5.00% 9/15/23	3,360,000	4,002,298
Series K 5.50% 6/15/15	3,500,000	4,106,130
Portland, Oregon Sewer System Revenue (First Lien)
Series A 5.00% 6/15/18	4,000,000	4,922,079
San Francisco, California City & County Public
Utilities Commission
Series A 5.00% 11/1/27	7,430,000	8,929,819
Series D 5.00% 11/1/16	3,000,000	3,595,740
		48,045,331
Total Municipal Bonds (cost $775,851,651)		838,895,629

Statements of net assets
Delaware Tax-Free USA Intermediate Fund

	Principal amount	Value
Short-Term Investments – 1.35%
¤Variable Rate Demand Notes – 1.35%
Brooklyn Center, Minnesota Revenue (Brookdale Corp. II
Project) 0.15% 12/1/14	$1,350,000	$1,350,000
California State Infrastructure & Economic Development
Bank Revenue (Los Angeles Museum)
Series A 0.08% 9/1/37 (LOC – Wells Fargo Bank)	595,000	595,000
Series B 0.08% 9/1/37 (LOC – Wells Fargo Bank)	3,000,000	3,000,000
Colorado State Health Facilities Authority Revenue
(NCMC Inc. Project) Series A
0.15% 5/15/24 (LOC – Wells Fargo Bank)	435,000	435,000
Erie County, Pennsylvania Hospital Authority Revenue
(Hamot Health Foundation)
0.12% 5/15/20 (LOC – PNC Bank)	2,900,000	2,900,000
New York City, New York Subseries A-8 0.08% 8/1/18
(LOC – JPMorgan Chase Bank)	400,000	400,000
Philadelphia, Pennsylvania Authority for Industrial
Development Revenue (Newcourtland Elder Services
Project) 0.12% 3/1/27 (LOC – PNC Bank)	1,915,000	1,915,000
St. Paul, Minnesota Port Authority Revenue
(Minnesota Public Radio Project) Series 7
0.16% 5/1/25 (LOC – JPMorgan Chase Bank)	1,000,000	1,000,000
Total Short-Term Investments (cost $11,595,000)		11,595,000

Total Value of Securities – 99.11%
(cost $787,446,651)		850,490,629
Receivables and Other Assets
Net of Liabilities – 0.89%		7,676,813
Net Assets Applicable to 69,554,744
Shares Outstanding – 100.00%		$858,167,442

Net Asset Value – Delaware Tax-Free USA Intermediate Fund
Class A ($467,234,355 / 38,004,988 Shares)	$12.29
Net Asset Value – Delaware Tax-Free USA Intermediate Fund
Class B ($130,826 / 10,652 Shares)	$12.28
Net Asset Value – Delaware Tax-Free USA Intermediate Fund
Class C ($69,376,756 / 5,646,118 Shares)	$12.29
Net Asset Value – Delaware Tax-Free USA Intermediate Fund
Institutional Class ($321,425,505 / 25,892,986 Shares)	$12.41

Components of Net Assets at February 29, 2012:
Shares of beneficial interest (unlimited authorization – no par)	$804,436,471
Undistributed net investment income	16,208
Accumulated net realized loss on investments	(9,329,215)
Net unrealized appreciation of investments	63,043,978
Total net assets	$858,167,442

§	Pre-Refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 8 in “Notes to financial statements.”
^	Zero coupon security. The rate shown is the yield at the time of purchase.
•	Variable rate security. The rate shown is the rate as of February 29, 2012. Interest rates reset periodically.
@	Illiquid security. At February 29, 2012, the aggregate amount of illiquid securities was $2,618,828, which represented 0.31% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to such instrument. The rate shown is the rate as of February 29, 2011.

Summary of abbreviations:
AGM — Insured by Assured Guaranty Municipal Corporation
AMBAC — Insured by AMBAC Assurance Corporation
AMT — Subject to Alternative Minimum Tax
ASSURED GTY — Insured by Assured Guaranty Corporation
CDFI — Community Development Financial Institutions
FGIC — Insured by Financial Guaranty Insurance Company
LOC — Letter of Credit
NATL-RE — Insured by National Public Finance Guarantee Corporation
PSF — Guaranteed by Permanent School Fund
RADIAN — Insured by Radian Asset Assurance

Statements of net assets
Delaware Tax-Free USA Intermediate Fund

Net Asset Value and Offering Price Per Share –
Delaware Tax-Free USA Intermediate Fund
Net asset value Class A (A)	$12.29
Sales charge (2.75% of offering price) (B)	0.35
Offering price	$12.64

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $100,000 or more.

See accompanying notes, which are an integral part of the financial statements.

Delaware National High-Yield Municipal Bond Fund	February 29, 2012 (Unaudited)

	Principal amount	Value
Municipal Bonds – 97.27%
Corporate Revenue Bonds – 24.26%
Allegheny County, Pennsylvania Industrial Development
Authority Revenue (Environmental Improvement -
U.S. Steel Corp. Project) 6.875% 5/1/30	$ 300,000	$324,531
Buckeye, Ohio Tobacco Settlement Financing Authority
Asset-Backed Series A-2
5.875% 6/1/47	3,500,000	2,612,365
6.50% 6/1/47	8,405,000	6,885,459
Butler County, Pennsylvania Industrial Development
Authority Revenue (AK Steel Holding)
Series A 6.25% 6/1/20 (AMT)	1,275,000	1,298,690
California State Enterprise Development Authority Revenue
(Sunpower Corp. - Recovery Zone Facility) 8.50% 4/1/31	1,000,000	1,069,760
Capital Trust Agency, Florida Revenue (Million Air One)
7.75% 1/1/41 (AMT)	1,700,000	1,788,468
Cass County, Texas Industrial Development Corporation
Environmental Improvement Revenue (International
Paper Co. Project) Series A 6.00% 9/1/25 (AMT)	1,000,000	1,010,460
Chicago, Illinois O’Hare International Airport Special
Facilities Revenue (American Airlines Inc. Project)
5.50% 12/1/30	1,130,000	311,383
Cloquet, Minnesota Pollution Control Revenue
(Potlatch Corp. Project) 5.90% 10/1/26	1,605,000	1,609,253
Columbus County, North Carolina Industrial Facilities &
Pollution Control Financing (International Paper Co.
Project) Series A 5.70% 5/1/34	1,000,000	1,054,990
Cook County, Illinois Revenue (NaviStar International -
Recovery Zone Facility) 6.50% 10/15/40	1,000,000	1,074,990
Dallas - Fort Worth, Texas International Airport Facility
Improvement Corporation Revenue Subseries 3
9.125% 5/1/29 (AMT)	970,000	262,269
De Soto Parish, Louisiana Environmental Improvement
Revenue (International Paper Co. Project) Series A
6.35% 2/1/25 (AMT)	1,650,000	1,660,808
Delaware State Economic Development Authority Revenue
Exempt Facilities (Indian River Power) 5.375% 10/1/45	1,600,000	1,633,568
Golden State, California Tobacco Securitization Corporate
Settlement Revenue Refunding
5.00% 6/1/45 (AMBAC)	1,000,000	1,003,350
Asset-Backed Senior Notes Series A-1 5.75% 6/1/47	10,510,000	8,073,045

Statements of net assets
Delaware National High-Yield Municipal Bond Fund

	Principal amount	Value
Municipal Bonds (continued)
Corporate Revenue Bonds (continued)
Gulf Coast, Texas Waste Disposal Authority Revenue
(Valero Energy Corp. Project) 6.65% 4/1/32 (AMT)	$1,000,000	$1,001,260
Houston, Texas Airport System Revenue (Continental
Airlines) Series A 6.625% 7/15/38 (AMT)	2,000,000	2,069,640
Illinois Finance Authority Revenue (NaviStar International -
Recovery Zone Facility) 6.50% 10/15/40	1,000,000	1,074,990
Illinois Railsplitter Tobacco Settlement Authority
5.25% 6/1/21	1,000,000	1,147,080
6.00% 6/1/28	1,455,000	1,630,895
Indiana State Finance Authority Environmental Revenue
(U.S. Steel Corp. Project) 6.00% 12/1/26	935,000	956,262
Louisiana Local Government Environmental Facilities &
Community Development Authority Revenue
(Westlake Chemical Corp.) Series A-1 6.50% 11/1/35	3,000,000	3,360,330
Love Field Airport Modernization Corporation,
Texas Special Facilities Revenue
(Southwest Airlines Co. Project) 5.25% 11/1/40	2,000,000	2,076,020
Maryland Economic Development Corporation Facilities
Revenue (CNX Marine Terminals Inc.) 5.75% 9/1/25	1,530,000	1,593,005
Michigan Tobacco Settlement Financing Authority
Revenue Asset-Backed Series A 6.00% 6/1/48	555,000	421,151
Mississippi Business Finance Corporation Pollution
Control Revenue (System Energy Resources, Inc. Project)
5.90% 5/1/22	1,900,000	1,906,612
M-S-R Energy Authority, California Gas Revenue
Series C 6.50% 11/1/39	1,000,000	1,233,620
New Jersey Economic Development Authority Special
Facility Revenue (Continental Airlines Inc. Project)
6.40% 9/15/23 (AMT)	1,000,000	1,001,290
New York City, New York Industrial Development Agency
Special Facilities Revenue
•(American Airlines - JFK International Airport)
7.75% 8/1/31 (AMT)	1,000,000	948,670
(JetBlue Airways Corp. Project) 5.125% 5/15/30 (AMT)	1,000,000	869,080
New York Liberty Development Corporation Revenue
(Goldman Sachs Headquarters) 5.25% 10/1/35	2,000,000	2,218,120
(Second Priority - Bank of America Tower)
Class 2 5.625% 7/15/47	1,000,000	1,056,550
Class 3 6.375% 7/15/49	2,500,000	2,719,700

	Principal amount	Value
Municipal Bonds (continued)
Corporate Revenue Bonds (continued)
Ohio County, Kentucky Pollution Control Revenue
(Big Rivers Electric Corp. Project) Series A 6.00% 7/15/31	$1,250,000	$1,333,475
Ohio State Air Quality Development Authority Revenue
(AK Steel Holding) 6.75% 6/1/24 (AMT)	1,000,000	1,020,050
Pennsylvania Economic Development Financing Authority
Exempt Facilities Revenue (Allegheny Energy Supply Co.)
7.00% 7/15/39	1,175,000	1,354,423
Phenix City, Alabama Industrial Development Board
Environmental Improvement Revenue
(Mead Westvaco Corp. Project)
Series A 6.35% 5/15/35 (AMT)	500,000	500,295
Rockport, Indiana Revenue
(AK Steel Holding) 7.00% 6/1/28 (AMT)	1,210,000	1,228,041
St. John Baptist Parish, Louisiana Revenue
(Marathon Oil Corp.) Series A 5.125% 6/1/37	1,900,000	1,970,110
Sweetwater County, Wyoming Solid Waste Disposal
Revenue (FMC Corp. Project)
5.60% 12/1/35 (AMT)	1,000,000	1,012,990
Tobacco Securitization Authority, Minnesota Tobacco
Settlement Revenue Series B 5.25% 3/1/31	4,000,000	4,359,000
Toledo, Lucas County, Ohio Port Authority Development
Revenue (Toledo Express Airport Project)
Series C 6.375% 11/15/32 (AMT)	1,000,000	1,008,450
		72,744,498
Education Revenue Bonds – 19.83%
Allegheny County, Pennsylvania Higher Education Building
Authority Revenue (Carnegie Mellon University)
Series A 5.00% 3/1/24	1,000,000	1,228,750
Arlington, Virginia Higher Education Finance
(Arlington Classic Academy) 7.65% 8/15/40	1,000,000	1,035,450
Bowling Green, Ohio Student Housing Revenue CFP I
(State University Project) 6.00% 6/1/45	1,250,000	1,298,463
California Municipal Finance Authority Revenue
(Azusa Pacific University Project) Series B 7.75% 4/1/31	1,000,000	1,114,110
(Southwestern Law School) 6.50% 11/1/41	1,500,000	1,615,875
California Statewide Communities Development Authority
Charter School Revenue (Green Dot Public Schools)
Series A 7.25% 8/1/41	915,000	972,993

Statements of net assets
Delaware National High-Yield Municipal Bond Fund

	Principal amount	Value
Municipal Bonds (continued)
Education Revenue Bonds (continued)
California Statewide Communities Development Authority
Revenue (California Baptist University Project)
7.50% 11/1/41	$1,000,000	$1,118,100
Series A 5.50% 11/1/38	1,000,000	950,350
California Statewide Communities Development Authority
School Facility Revenue (Aspire Public Schools Project)
6.00% 7/1/40	1,000,000	1,039,050
Chattanooga, Tennessee Health Educational & Housing
Facilities Board Revenue (CDFI Phase I, LLC Project)
Series A 5.125% 10/1/35	1,000,000	980,500
Subordinate Series B 6.00% 10/1/35	1,500,000	1,509,015
Clifton, Texas Higher Education Finance
Corporation Revenue
(Idea Public Schools) 5.75% 8/15/41	1,000,000	1,034,620
(Uplift Education) Series A 6.25% 12/1/45	1,000,000	1,097,330
Delaware County, Pennsylvania Industrial Development
Authority Charter School Revenue
(Chester Community Charter School)
Series A 6.125% 8/15/40	855,000	836,395
Florida State Development Finance Corporation
Educational Facilities Revenue
(Bay Area Charter Foundation) Series A 7.75% 6/15/42	1,500,000	1,545,345
Gainesville, Georgia Redevelopment Authority Educational
Facilities Revenue (Riverside Military Academy Project)
5.125% 3/1/37	1,850,000	1,478,021
Idaho Housing & Financing Association Nonprofit
Facilities Revenue (North Star Charter School Project)
Series A 9.50% 7/1/39	1,000,000	1,088,220
Illinois Finance Authority Charter School Revenue
(Uno Charter School) Series A 7.125% 10/1/41	1,000,000	1,043,490
Illinois Finance Authority Student Housing Revenue
(Dekalb II - Northern Illinois University Project)
6.875% 10/1/43	1,000,000	1,108,180
Indiana State Finance Authority Revenue Educational
Facilities (Drexel Foundation - Thea Bowman Academy
Charter School) Series A 7.00% 10/1/39	1,000,000	1,076,570
Iowa Higher Education Loan Authority Revenue
(Private College Facilities) 6.00% 9/1/39	2,145,000	2,256,174

	Principal amount	Value
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Louisiana Public Facilities Authority Revenue
(Lake Charles Charter Academy Foundation)
8.00% 12/15/41	$1,500,000	$1,538,580
Marietta, Georgia Development Authority Revenue
(Life University Income Project) 7.00% 6/15/39	1,345,000	1,368,712
Maryland State Economic Development Corporation
Student Housing Revenue (University of Maryland
College Park Projects) 5.75% 6/1/33	1,130,000	1,220,558
Maryland State Health & Higher Educational Facilities
Authority Revenue
(Patterson Park Public Charter School)
Series A 6.125% 7/1/45	1,000,000	1,015,530
@(Washington Christian Academy Project)
Series A 5.50% 7/1/38	1,170,000	511,758
Massachusetts Health & Educational Facilities
Authority Revenue (Springfield College)
5.625% 10/15/40	1,000,000	1,042,060
Massachusetts State Development Finance Agency Revenue
(Harvard University) Series B-1 5.00% 10/15/20	1,510,000	1,932,664
Michigan Finance Authority Limited Obligation
Revenue (Public School Academy)
(Old Redford) Series A 6.50% 12/1/40	900,000	899,883
(University Learning) 7.50% 11/1/40	1,000,000	1,054,530
(Voyageur) 8.00% 7/15/41	1,250,000	1,269,550
Michigan Public Educational Facilities Authority
Revenue (Limited-Obligation-Landmark Academy)
7.00% 12/1/39	950,000	968,915
Minnesota Higher Education Facilities Authority
Revenue (Bethel University) Series 6-R 5.50% 5/1/37	1,000,000	1,013,830
New Castle County, Delaware Revenue
(Newark Charter School Inc. Project) 5.00% 9/1/36	500,000	474,295
New Jersey Economic Development Authority Revenue
(Provident Group - Montclair) 5.875% 6/1/42	1,500,000	1,616,130
New Jersey State Educational Facilities Authority Revenue
(University of Medicine & Dentistry)
Series B 7.50% 12/1/32	1,000,000	1,222,320
Oregon State Facilities Authority Revenue (College
Housing Northwest Project) Series A 5.45% 10/1/32	1,000,000	954,730

Statements of net assets
Delaware National High-Yield Municipal Bond Fund

	Principal amount	Value
Municipal Bonds (continued)
Education Revenue Bonds (continued)
# Oregon State Facilities Authority Revenue
(Concordia University Project) Series A 144A
6.125% 9/1/30	$1,000,000	$1,053,800
6.375% 9/1/40	500,000	531,145
Pennsylvania State Higher Educational Facilities
Authority Revenue
(Edinboro University Foundation) 5.80% 7/1/30	1,300,000	1,381,042
(Edinboro University Student Housing) 6.00% 7/1/42	1,000,000	1,048,150
•(Foundation Indiana University)
Series A 1.039% 7/1/39 (SGI)	2,400,000	1,349,424
Philadelphia, Pennsylvania Authority for Industrial
Development Revenue
(Discovery Charter School Project)
5.875% 4/1/32	450,000	453,204
6.25% 4/1/37	500,000	508,945
(First Philadelphia Charter Project)
Series A 5.75% 8/15/32	745,000	720,639
(Global Leadership Academy Project) 6.375% 11/15/40	1,000,000	1,013,200
Philadelphia, Pennsylvania Redevelopment Authority
Revenue (Beech Student Housing Complex Project)
Series A 5.50% 7/1/35 (ACA)	1,500,000	1,273,305
Private Colleges & Universities Authority, Georgia
Revenue (Mercer University) Series A 5.00% 10/1/32	605,000	619,792
Provo, Utah Charter School Revenue (Freedom Academy
Foundation Project) 5.50% 6/15/37	910,000	747,265
San Juan, Texas Higher Education Finance Authority
Education Revenue (Idea Public Schools)
Series A 6.70% 8/15/40	2,000,000	2,254,240
Utah State Charter School Finance Authority Revenue
(North Davis Preparatory) 6.375% 7/15/40	1,290,000	1,294,025
Wyoming Community Development Authority Student
Housing Revenue (CHF-Wyoming, LLC) 6.50% 7/1/43	1,000,000	1,068,410
Yonkers, New York Economic Development Corporation
Education Revenue (Charter School Educational Excellence)
6.25% 10/15/40	595,000	599,278
		59,446,910

	Principal amount	Value
Municipal Bonds (continued)
Healthcare Revenue Bonds – 23.86%
Abag, California Finance Authority for Nonprofit
Corporations Refunding (Episcopal Senior Communities)
6.125% 7/1/41	$1,650,000	$1,768,586
Apple Valley, Minnesota Economic Development Authority
Health Care Revenue (Augustana Home St. Paul Project)
Series A 6.00% 1/1/40	1,000,000	1,005,340
Bexar County, Texas Health Facilities Development
Corporation Revenue (Army Retirement Residence Project)
5.875% 7/1/30	1,000,000	1,079,860
Brevard County, Florida Health Facilities Authority
Health Care Facilities Revenue
(Health First Inc. Project) 7.00% 4/1/39	1,000,000	1,170,420
Butler County, Pennsylvania Hospital Authority Revenue
(Butler Health System Project) 7.125% 7/1/29	900,000	1,069,407
California Municipal Finance Authority Revenue
(Eisenhower Medical Center) Series A 5.75% 7/1/40	1,000,000	1,045,350
California Statewide Communities Development
Authority Revenue (Senior Living - Southern California)
7.25% 11/15/41	500,000	556,490
Cleveland - Cuyahoga County, Ohio Port Authority
Revenue Senior Housing (St. Clarence - Geac)
Series A 6.25% 5/1/38	1,000,000	888,650
Colorado Health Facilities Authority Revenue
(Christian Living Community Project)
Series A 5.75% 1/1/37	1,990,000	1,992,308
Cumberland County, Pennsylvania Municipal Authority
Revenue (Diakon Lutheran Ministries Project)
5.00% 1/1/36	1,000,000	1,004,620
6.375% 1/1/39	1,000,000	1,077,530
East Rochester, New York Housing Authority Revenue
Refunding (Senior Living - Woodland Village Project)
5.50% 8/1/33	1,200,000	1,085,292
Gainesville & Hall County, Georgia Development
Authority Revenue Senior Living Facilities
(Lanier Village Estates Project)
Series C 7.25% 11/15/29	1,000,000	1,002,270
Hawaii Pacific Health Special Purpose Revenue
Series A 5.50% 7/1/40	1,250,000	1,312,525

Statements of net assets
Delaware National High-Yield Municipal Bond Fund

	Principal amount	Value
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Hawaii State Department Budget & Finance Special
Purpose Senior Living Revenue (Craigside Project)
Series A 9.00% 11/15/44	$1,000,000	$1,178,830
Illinois Finance Authority Revenue
(Admiral at Lake Project) 8.00% 5/15/46	1,500,000	1,532,220
(Provena Health) Series A 7.75% 8/15/34	1,000,000	1,243,840
(Silver Cross & Medical Centers) 7.00% 8/15/44	1,000,000	1,118,630
Illinois Health Facilities Authority Revenue
(Elmhurst Memorial Healthcare Project) 5.625% 1/1/28	1,000,000	1,013,750
Indiana Finance Authority Hospital Revenue
(King’s Daughters Hospital & Health) 5.50% 8/15/45	1,000,000	995,420
Kentucky Economic Development Finance Authority
Hospital Revenue (Owensboro Medical Health System)
Series A 6.50% 3/1/45	1,000,000	1,132,500
Koyukuk, Alaska Revenue (Tanana Chiefs Conference
Health Care Facility Project) 7.75% 10/1/41	1,750,000	1,846,075
Lancaster County, Pennsylvania Hospital Authority Revenue
(Brethren Village Project) Series A 6.375% 7/1/30	725,000	748,766
Lebanon County, Pennsylvania Health Facilities Authority
Center Revenue (Pleasant View Retirement)
Series A 5.30% 12/15/26	1,000,000	986,010
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project) 6.50% 5/15/37	1,705,000	1,946,547
Lucas County, Ohio Health Care Facilities Revenue
(Sunset Retirement Communities) 5.50% 8/15/30	1,000,000	1,066,420
Lucas County, Ohio Refunding & Improvement
(Luthern Homes) Series A 7.00% 11/1/45	2,000,000	2,146,040
Maine Health & Higher Educational Facilities Authority
Revenue (Maine General Medical Center)
6.75% 7/1/41	1,700,000	1,849,532
Martin County, Florida Health Facilities Authority Revenue
(Martin Memorial Medical Center) 5.50% 11/15/42	1,000,000	1,033,740
Maryland State Health & Higher Educational Facilities
Authority Revenue (Doctors Community Hospital)
5.75% 7/1/38	1,500,000	1,546,935
Missouri State Health & Educational Facilities Authority
(Lutheran Senior Services) 6.00% 2/1/41	1,000,000	1,071,600

	Principal amount	Value
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Montgomery County, Pennsylvania Industrial Development
Authority Revenue (Meeting - Whitemarsh Continuing
Care) 6.25% 2/1/35	$1,500,000	$1,385,205
New Hampshire Health & Education Facilities Authority
(Rivermeade) Series A 6.875% 7/1/41	1,380,000	1,453,126
New Jersey Health Care Facilities Financing
Authority Revenue
(St. Josephs Healthcare System) 6.625% 7/1/38	860,000	918,686
(St. Peters University Hospital) 6.25% 7/1/35	2,700,000	3,022,946
(Trinitas Hospital Obligation Group)
Series A 5.25% 7/1/30	1,240,000	1,244,489
New York State Dormitory Authority Revenue
Non State Supported Debt
(New York University Hospitals Center)
Series A 5.75% 7/1/31	910,000	1,016,115
(Orange Regional Medical Center) 6.25% 12/1/37	1,500,000	1,546,830
North Carolina Medical Care Commission Health Care
Facilities Revenue
(First Mortgage - Galloway Ridge Project) 6.00% 1/1/39	1,520,000	1,586,910
(First Mortgage - Presbyterian Homes) 5.60% 10/1/36	1,000,000	999,940
Pennsylvania Economic Development Financing Authority
Health System Revenue (Albert Einstein Healthcare)
Series A 6.25% 10/15/23	1,100,000	1,249,347
Philadelphia, Pennsylvania Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple University
Health System) Series A 5.50% 7/1/30	2,000,000	2,044,800
Richland County, Ohio Hospital Facilities Revenue
(Medcentral Health System Project)
Series B 6.375% 11/15/30	500,000	505,090
• Rochester, Minnesota Health Care Facilities Revenue
(Mayo Clinic) Series C 4.50% 11/15/38	1,000,000	1,201,930
San Buenaventura, California Revenue (Community
Memorial Health Systems) 7.50% 12/1/41	2,475,000	2,790,711
South Carolina Jobs - Economic Development Authority
Hospital Revenue (Palmetto Health) 5.75% 8/1/39	915,000	996,389
St. Johns County, Florida Industrial Development
Authority Revenue (Presbyterian Retirement)
Series A 5.875% 8/1/40	1,000,000	1,066,220

Statements of net assets
Delaware National High-Yield Municipal Bond Fund

	Principal amount	Value
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
St. Louis Park, Minnesota Health Care Facilities Revenue
(Park Nicollet Health Services) 5.75% 7/1/39	$500,000	$551,300
St. Paul, Minnesota Housing & Redevelopment Authority
Hospital Revenue (Health East Project) 6.00% 11/15/30	2,000,000	2,031,620
Suffolk County, New York Economic Development
Corporation Revenue (Peconic Landing Southland)
6.00% 12/1/40	575,000	618,482
Travis County, Texas Health Facilities Development
Corporation Revenue (Westminister Manor Project)
7.125% 11/1/40	1,000,000	1,094,180
Washington State Health Care Facilities Authority
Revenue (Multicare Health System)
Series B 6.00% 8/15/39 (ASSURED GTY)	1,250,000	1,420,138
West Virginia Hospital Finance Authority (Highland
Hospital Obligation Group) 9.125% 10/1/41	2,000,000	2,248,060
Winchester, Virginia Industrial Development Authority
Residential Care Facility Revenue (Westminster-
Canterbury Project) Series A 5.30% 1/1/35	1,000,000	1,010,020
Yavapai County, Arizona Industrial Development Authority
Hospital Revenue (Yavapai Medical Center)
Series A 6.00% 8/1/33	1,000,000	1,016,880
		71,534,917
Housing Revenue Bonds – 1.04%
California Municipal Finance Authority Mobile Home Park
Revenue (Senior - Caritas Projects) Series A
5.50% 8/15/47	1,500,000	1,485,000
6.40% 8/15/45	1,580,000	1,632,835
		3,117,835
Lease Revenue Bonds – 7.09%
Capital Area Cultural Education Facilities Finance
Corporation Texas Revenue (Roman Catholic Diocese)
Series B 6.125% 4/1/45	1,000,000	1,082,340
Capital Trust Agency Florida Revenue
(Air Cargo - Aero Miami) Series A 5.35% 7/1/29	1,000,000	996,010
(Fort Lauderdale/Cargo Acquisition Project)
5.75% 1/1/32 (AMT)	550,000	476,812
District of Columbia Revenue (Center of Strategic &
International Studies) 6.625% 3/1/41	1,000,000	1,064,450

	Principal amount	Value
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
Hudson, New York Yards Infrastructure Corporation
Revenue Series A 5.75% 2/15/47	$2,500,000	$2,829,725
Missouri State Development Finance Board Infrastructure
Facilities Revenue (Branson Landing Project)
Series A 5.50% 12/1/24	720,000	754,042
New York City, New York Industrial Development Agency
Special Airport Facilities Revenue (Airis JFK I, LLC
Project) Series A 5.50% 7/1/28 (AMT)	905,000	841,469
New York State Liberty Development Corporation Liberty
Revenue (World Trade Center Project) 5.75% 11/15/51	7,485,000	8,520,325
Oklahoma City, Oklahoma Industrial & Cultural Facilities
Subordinated (Air Cargo - Obligated Group)
6.75% 1/1/23 (AMT)	1,160,000	1,082,477
Onondaga County, New York Industrial Development
Authority Revenue Subordinated (Air Cargo Project)
7.25% 1/1/32 (AMT)	500,000	476,260
Puerto Rico Public Finance Corporation Revenue
(Commonwealth Appropriation) Series B 5.50% 8/1/31	1,880,000	2,044,838
Wise County, Texas (Parker County Junior College District)
8.00% 8/15/34	1,000,000	1,087,050
		21,255,798
§Pre-Refunded Bond – 0.34%
California Statewide Communities Development
Authority Revenue (East Campus Apartments, LLC)
Series A 5.625% 8/1/34-12 (ACA)	1,000,000	1,023,220
		1,023,220
Resource Recovery Revenue Bond – 0.35%
Mission Economic Development, Dallas Texas Clean
Energy Revenue (McCommas) 6.875% 12/1/24 (AMT)	1,000,000	1,050,480
		1,050,480
Special Tax Revenue Bonds – 9.01%
Anne Arundel County, Maryland Special Obligation Revenue
(National Business Park - North Project) 6.10% 7/1/40	1,725,000	1,786,910
Baltimore, Maryland Convention Center Hotel Revenue
Subordinated Series B 5.875% 9/1/39	1,000,000	986,570
Bonita Canyon, California Public Facilities Financing
Authority (Community Facilities District #98-1)
5.00% 9/1/28	700,000	722,050

Statements of net assets
Delaware National High-Yield Municipal Bond Fund

	Principal amount	Value
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Brooklyn Arena Local Development Corporation, New York
Pilot Revenue (Barclays Center Project)
6.25% 7/15/40	$2,000,000	$2,161,001
6.50% 7/15/30	1,175,000	1,302,229
Dutchess County, New York Local Development
Corporation Revenue (Anderson Center
Services Inc. Project) 6.00% 10/1/30	2,000,000	2,079,400
@ Farms New Kent, Virginia Community Development
Authority Special Assessment Series C 5.80% 3/1/36	1,000,000	615,450
Henderson, Nevada Local Improvement Districts #T-18
5.30% 9/1/35	655,000	352,652
Lancaster, California Redevelopment Agency Tax
Allocation Revenue (Combined Redevelopment
Project Areas) 6.875% 8/1/39	500,000	535,250
Mosaic, Virginia District Community Development
Authority Revenue Series A 6.875% 3/1/36	1,500,000	1,632,720
Nampa Development Corporation, Idaho Revenue
5.90% 3/1/30	2,000,000	2,127,720
New Jersey Economic Development Authority Revenue
(Cigarette Tax) 5.75% 6/15/34	965,000	1,000,001
New York City, New York Industrial Development Agency
(Pilot - Queens Baseball Stadium) 5.00% 1/1/22 (AMBAC)	1,000,000	1,006,760
(Yankee Stadium) 7.00% 3/1/49 (ASSURED GTY)	1,000,000	1,183,390
Norco, California Redevelopment Agency Tax Allocation
(Area #1 Project) 6.00% 3/1/36	1,000,000	1,072,460
Puerto Rico Sales Tax Financing Corporation Tax Revenue
^(Capital Appreciation) Series A 6.75% 8/1/32	730,000	714,728
Series A 5.75% 8/1/37	800,000	895,376
Richmond Heights, Missouri Tax Increment & Transaction
Sales Tax Revenue Refunding & Improvement (Francis
Place Redevelopment Project) 5.625% 11/1/25	1,200,000	1,183,596
Roseville Westpark, California Community Facilities
District #1 (Special Tax Public Facilities) 5.25% 9/1/37	600,000	559,356
San Mateo, California Special Tax Revenue
(Community Facilities District #2008-1-Bay Meadows)
6.00% 9/1/42	705,000	722,103

	Principal amount	Value
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
@ St. Joseph, Missouri Industrial Development
Authority Tax Increment Revenue
(Shoppes at North Village Project) Series A
5.375% 11/1/24	$1,000,000	$977,030
5.50% 11/1/27	500,000	485,150
St. Louis, Missouri Industrial Development Authority
Tax Increment Revenue Improvement (Grand Center
Redevelopment Project) 6.375% 12/1/25	1,200,000	1,253,892
Winter Garden Village at Fowler Groves Community
Development District, Florida Special Assessment
Revenue 5.65% 5/1/37	945,000	956,453
^ Wyandotte County, Kansas City, Kansas Unified
Government Special Obligation Revenue
(Capital Appreciation - Sales Tax Subordinate Lien)
6.07% 6/1/21	1,040,000	689,770
		27,002,017
State General Obligation Bonds – 1.92%
Puerto Rico Commonwealth Public Improvement
Series A 5.75% 7/1/41	2,000,000	2,192,780
State of California Various Purposes 5.00% 9/1/41	1,000,000	1,069,040
State of New York Series A 5.25% 2/15/24	2,000,000	2,506,400
		5,768,220
Transportation Revenue Bonds – 8.77%
Central Texas Regional Mobility Authority Revenue
Senior Lien 6.00% 1/1/41	1,890,000	2,033,338
Subordinate Lien 6.75% 1/1/41	1,000,000	1,069,870
Houston, Texas Airport System Revenue Refunding
Subordinate Lien Series A 5.00% 7/1/25 (AMT)	1,000,000	1,104,730
Maryland Economic Development Corporation Revenue
(Transportation Facilities Project)
Series A 5.75% 6/1/35	1,000,000	1,057,760
New York Liberty Development Corporation Liberty
Revenue (1 World Trade Center) 5.00% 12/15/41	1,000,000	1,097,750
Pennsylvania State Turnpike Commission (Motor License
Fund) Subordinated Series B 5.00% 12/1/41	1,000,000	1,101,710
Port Authority of New York & New Jersey Special Project
(JFK International Air Terminal) 6.00% 12/1/42	1,970,000	2,204,115

Statements of net assets
Delaware National High-Yield Municipal Bond Fund

	Principal amount	Value
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Regional Transportation District, Colorado Private Activity
Revenue (Denver Transit Partners) 6.00% 1/15/41	$1,000,000	$1,078,340
Sacramento County, California Airport System Revenue
(PFC/Grant) Series C 6.00% 7/1/41	1,000,000	1,109,170
St. Louis, Missouri Airport Revenue (Lambert-St Louis
International) Series A-1 6.625% 7/1/34	1,090,000	1,268,466
Texas Private Activity Bond Surface Transportation
Corporate Senior Lien
(LBJ Infrastructure)
7.00% 6/30/40	7,000,000	7,980,069
7.50% 6/30/33	500,000	598,265
(Mobility Partners) 6.875% 12/31/39	4,055,000	4,607,332
		26,310,915
Water & Sewer Revenue Bonds – 0.80%
Puerto Rico Commonwealth Aqueduct & Sewer
Authority Senior Lien Series A
5.25% 7/1/42	520,000	520,744
6.00% 7/1/47	1,730,000	1,866,030
		2,386,774
Total Municipal Bonds (cost $277,352,415)		291,641,584

Short-Term Investments – 1.40%
¤Variable Rate Demand Notes – 1.40%
California State Infrastructure & Economic Development
Bank Revenue (Los Angeles Museum)
Series A 0.08% 9/1/37 (LOC – Wells Fargo Bank)	400,000	400,000
Colorado State Educational & Cultural Facilities Authority
Revenue (Oaks Christian School Project)
0.11% 5/1/33 (LOC – U.S. Bank)	250,000	250,000
Lancaster County, Pennsylvania Hospital Authority
Revenue (Masonic Homes Project)
Series D 0.15% 7/1/34 (LOC – JPMorgan Chase Bank)	550,000	550,000
Philadelphia, Pennsylvania Authority for Industrial
Development Revenue (Newcourtland Elder Services
Project) 0.12% 3/1/27 (LOC – PNC Bank)	3,000,000	3,000,000
Total Short-Term Investments (cost $4,200,000)		4,200,000

Value

Total Value of Securities – 98.67%
(cost $281,552,415)	$295,841,584
Receivables and Other Assets
Net of Liabilities – 1.33%	3,981,415
Net Assets Applicable to 29,208,472
Shares Outstanding – 100.00%	$299,822,999

Net Asset Value – Delaware National High-Yield Municipal Bond Fund
Class A ($161,823,807 / 15,817,464 Shares)	$10.23
Net Asset Value – Delaware National High-Yield Municipal Bond Fund
Class B ($761,255 / 74,272 Shares)	$10.25
Net Asset Value – Delaware National High-Yield Municipal Bond Fund
Class C ($51,805,375 / 5,042,799 Shares)	$10.27
Net Asset Value – Delaware National High-Yield Municipal Bond Fund
Institutional Class ($85,432,562 / 8,273,937 Shares)	$10.33

Components of Net Assets at February 29, 2012:
Shares of beneficial interest (unlimited authorization – no par)	$289,558,484
Distribution in excess of net investment income	(4,102)
Accumulated net realized loss on investments	(4,020,552)
Net unrealized appreciation of investments	14,289,169
Total net assets	$299,822,999

•	Variable rate security. The rate shown is the rate as of February 29, 2012. Interest rates reset periodically.
@	Illiquid security. At February 29, 2012, the aggregate value of illiquid securities was $2,589,388, which represented 0.86% of the Fund’s net assets. See Note 8 in “Notes to Financial Statements.”
§

Pre-Refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 8 in “Notes to financial statements.”

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At February 29, 2012, the aggregate value of Rule 144A securities was $1,584,945, which represented 0.53% of the Fund’s net assets. See Note 8 in “Notes to Financial Statements.”

Statements of net assets
Delaware National High-Yield Municipal Bond Fund

^	Zero coupon security. The rate shown is the yield at the time of purchase.
¤

Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to such instrument. The rate shown is the rate as of February 29, 2012.

Summary of abbreviations:
ACA — Insured by American Capital Access
AMBAC — Insured by the AMBAC Assurance Corporation
AMT — Subject to Alternative Minimum Tax
ASSURED GTY — Insured by the Assured Guaranty Corporation
CDFI — Community Development Financial Institutions
LOC — Letter of Credit
SGI — Insured by Syncora Guarantee Inc.

Net Asset Value and Offering Price Per Share –
Delaware National High-Yield Municipal Bond Fund
Net asset value Class A (A)	$10.23
Sales charge (4.50% of offering price) (B)	0.48
Offering price	$10.71

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $100,000 or more.

See accompanying notes, which are an integral part of the financial statements.

Statements of operations
Six Months Ended February 29, 2012 (Unaudited)

	Delaware Tax-Free USA Fund	Delaware Tax-Free USA Intermediate Fund	Delaware National High-Yield Municipal Bond Fund
Investment Income:
Interest	$15,577,241	$15,119,379	$7,329,267

Expenses:
Management fees	1,703,208	1,976,348	677,553
Distribution expenses – Class A	718,183	667,682	182,284
Distribution expenses – Class B	11,431	993	3,797
Distribution expenses – Class C	158,220	317,422	227,902
Dividend disbursing and transfer
agent fees and expenses	223,015	335,581	93,271
Accounting and administration expenses	124,162	158,441	48,427
Registration fees	52,386	49,873	33,830
Legal fees	27,555	32,235	11,195
Reports and statements to shareholders	20,587	32,739	8,245
Trustees’ fees	16,709	21,241	6,415
Audit and tax	11,606	17,181	11,133
Pricing fees	7,969	11,818	8,863
Custodian fees	6,114	7,771	2,543
Dues and services	5,007	5,109	3,376
Insurance fees	4,843	6,205	2,051
Consulting fees	2,456	2,997	894
Trustees’ expenses	1,447	1,833	558
	3,094,898	3,645,469	1,322,337
Less expenses absorbed or waived	(438,466)	(242,279)	(170,539)
Less waived distribution expenses – Class A	—	(333,841)	—
Less expense paid indirectly	(100)	(120)	(27)
Total operating expenses	2,656,332	3,069,229	1,151,771
Net Investment Income	12,920,909	12,050,150	6,177,496

	Delaware Tax-Free USA Fund	Delaware Tax-Free USA Intermediate Fund	Delaware National High-Yield Municipal Bond Fund
Net Realized and Unrealized Gain:
Net realized gain on investments	$8,724,630	$6,836,557	$571,096
Net change in unrealized appreciation
(depreciation) of investments	25,521,869	23,058,703	15,056,712
Net Realized and Unrealized Gain	34,246,499	29,895,260	15,627,808

Net Increase in Net Assets
Resulting from Operations	$47,167,408	$41,945,410	$21,805,304

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Tax-Free USA Fund

	Six Months Ended 2/29/12	Year Ended 8/31/11
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$12,920,909	$27,971,525
Net realized gain (loss)	8,724,630	(2,115,254)
Net change in unrealized appreciation (depreciation)	25,521,869	(14,131,063)
Net increase in net assets resulting from operations	47,167,408	11,725,208

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(12,135,007)	(26,383,867)
Class B	(38,626)	(137,957)
Class C	(532,967)	(1,092,256)
Institutional Class	(214,309)	(357,445)
	(12,920,909)	(27,971,525)

Capital Share Transactions:
Proceeds from shares sold:
Class A	10,202,103	136,032,754
Class B	232	120,830
Class C	3,233,656	6,817,145
Institutional Class	5,569,160	9,076,630

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	6,790,476	13,699,555
Class B	26,679	77,774
Class C	402,563	798,168
Institutional Class	129,871	213,566
	26,354,740	166,836,422

	Six Months Ended 2/29/12	Year Ended 8/31/11
	(Unaudited)
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(41,889,048)	$(127,465,062)
Class B	(580,107)	(2,707,795)
Class C	(2,155,413)	(6,487,428)
Institutional Class	(2,637,585)	(7,518,826)
	(47,262,153)	(144,179,111)
Increase (decrease) in net assets derived from
capital share transactions	(20,907,413)	22,657,311
Net Increase in Net Assets	13,339,086	6,410,994

Net Assets:
Beginning of period	631,651,120	625,240,126
End of period	$644,990,206	$631,651,120

Undistributed net investment income	$66,895	$66,895

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Tax-Free USA Intermediate Fund

	Six Months Ended 2/29/12	Year Ended 8/31/11
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$12,050,150	$24,117,514
Net realized gain (loss)	6,836,557	(10,466,464)
Net change in unrealized appreciation (depreciation)	23,058,703	(6,086,618)
Net increase in net assets resulting from operations	41,945,410	7,564,432

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(6,689,621)	(14,784,211)
Class B	(2,163)	(8,235)
Class C	(683,740)	(1,515,940)
Institutional Class	(4,674,626)	(7,809,145)
	(12,050,150)	(24,117,531)

Capital Share Transactions:
Proceeds from shares sold:
Class A	59,728,333	140,084,853
Class B	2,352	20,903
Class C	11,227,465	14,263,200
Institutional Class	66,711,590	174,138,184

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	4,980,850	10,808,489
Class B	1,285	4,659
Class C	560,639	1,166,302
Institutional Class	2,512,187	3,678,088
	145,724,701	344,164,678

	Six Months Ended 2/29/12	Year Ended 8/31/11
	(Unaudited)
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(58,651,437)	$(175,715,728)
Class B	(128,171)	(273,313)
Class C	(5,169,916)	(18,651,985)
Institutional Class	(40,186,449)	(85,170,855)
	(104,135,973)	(279,811,881)
Increase in net assets derived from
capital share transactions	41,588,728	64,352,797
Net Increase in Net Assets	71,483,988	47,799,698

Net Assets:
Beginning of period	786,683,454	738,883,756
End of period	$858,167,442	$786,683,454

Undistributed net investment income	$16,208	$16,208

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware National High-Yield Municipal Bond Fund

	Six Months	Year
	Ended	Ended
	2/29/12	8/31/11
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$6,177,496	$10,417,217
Net realized gain (loss)	571,096	(2,617,378)
Net change in unrealized appreciation (depreciation)	15,056,712	(7,570,920)
Net increase in net assets resulting from operations	21,805,304	228,919

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(3,709,569)	(6,771,903)
Class B	(16,482)	(38,072)
Class C	(988,341)	(1,767,391)
Institutional Class	(1,427,252)	(1,748,678)
	(6,141,644)	(10,326,044)

Capital Share Transactions:
Proceeds from shares sold:
Class A	28,855,682	69,006,067
Class B	—	721
Class C	9,640,362	20,108,287
Institutional Class	49,981,931	52,126,539

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	2,832,814	4,714,720
Class B	9,556	21,607
Class C	810,688	1,323,516
Institutional Class	637,310	873,530
	92,768,343	148,174,987

	Six Months	Year
	Ended	Ended
	2/29/12	8/31/11
	(Unaudited)
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(19,701,614)	$(65,639,157)
Class B	(63,484)	(317,507)
Class C	(6,028,541)	(11,190,907)
Institutional Class	(13,073,419)	(24,642,477)
	(38,867,058)	(101,790,048)
Increase in net assets derived from
capital share transactions	53,901,285	46,384,939
Net Increase in Net Assets	69,564,945	36,287,814

Net Assets:
Beginning of period	230,258,054	193,970,240
End of period	$299,822,999	$230,258,054

Distributions in excess of net investment income	$(4,102)	$(4,103)

See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Delaware Tax-Free USA Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
2/29/12[1]	8/31/11	8/31/10	8/31/09	8/31/08	8/31/07
(Unaudited)
$11.300	$11.630	$10.890	$10.970	$11.230	$11.570

0.237	0.503	0.522	0.479	0.462	0.466
0.620	(0.330)	0.740	(0.081)	(0.260)	(0.337)
0.857	0.173	1.262	0.398	0.202	0.129

(0.237)	(0.503)	(0.522)	(0.478)	(0.462)	(0.469)
(0.237)	(0.503)	(0.522)	(0.478)	(0.462)	(0.469)

$11.920	$11.300	$11.630	$10.890	$10.970	$11.230

7.66%	1.65%	11.85%	3.91%	1.82%	1.08%

$596,131	$589,175	$581,931	$536,420	$510,822	$735,584
0.80%	0.80%	0.80%	0.84%	0.85%	0.87%

0.94%	0.94%	0.95%	0.97%	0.94%	0.95%
4.13%	4.52%	4.64%	4.60%	4.13%	4.03%

3.99%	4.38%	4.49%	4.47%	4.04%	3.95%
36%	49%	32%	66%	28%	36%

Financial highlights
Delaware Tax-Free USA Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
2/29/12[1]	8/31/11	8/31/10	8/31/09	8/31/08	8/31/07
(Unaudited)
$11.290	$11.620	$10.880	$10.960	$11.230	$11.570

0.193	0.418	0.437	0.399	0.378	0.378
0.630	(0.330)	0.740	(0.080)	(0.270)	(0.337)
0.823	0.088	1.177	0.319	0.108	0.041

(0.193)	(0.418)	(0.437)	(0.399)	(0.378)	(0.381)
(0.193)	(0.418)	(0.437)	(0.399)	(0.378)	(0.381)

$11.920	$11.290	$11.620	$10.880	$10.960	$11.230

7.36%	0.89%	11.01%	3.13%	0.96%	0.32%

$2,252	$2,682	$5,373	$8,168	$11,812	$17,286
1.56%	1.56%	1.56%	1.60%	1.61%	1.63%

1.70%	1.70%	1.71%	1.73%	1.70%	1.71%
3.37%	3.76%	3.88%	3.84%	3.37%	3.27%

3.23%	3.62%	3.73%	3.71%	3.28%	3.19%
36%	49%	32%	66%	28%	36%

Financial highlights
Delaware Tax-Free USA Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
2/29/12[1]	8/31/11	8/31/10	8/31/09	8/31/08	8/31/07
(Unaudited)
$11.300	$11.630	$10.890	$10.970	$11.230	$11.570

0.193	0.419	0.437	0.399	0.377	0.378
0.630	(0.330)	0.740	(0.080)	(0.260)	(0.337)
0.823	0.089	1.177	0.319	0.117	0.041

(0.193)	(0.419)	(0.437)	(0.399)	(0.377)	(0.381)
(0.193)	(0.419)	(0.437)	(0.399)	(0.377)	(0.381)

$11.930	$11.300	$11.630	$10.890	$10.970	$11.230

7.35%	0.88%	11.00%	3.13%	0.96%	0.41%

$33,767	$30,552	$30,302	$20,542	$16,641	$16,871
1.56%	1.56%	1.56%	1.60%	1.61%	1.63%

1.70%	1.70%	1.71%	1.73%	1.70%	1.71%
3.37%	3.76%	3.88%	3.84%	3.37%	3.27%

3.23%	3.62%	3.73%	3.71%	3.28%	3.19%
36%	49%	32%	66%	28%	36%

Financial highlights
Delaware Tax-Free USA Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Date of commencement of operations; ratios have been annualized and total return has not been annualized.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

4 Portfolio turnover is representative of the Fund for the entire annual period.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended		12/31/08[2] to
2/29/12[1]	8/31/11	8/31/10	8/31/09
(Unaudited)
$11.380	$11.720	$10.890	$10.020

0.253	0.534	0.549	0.322
0.630	(0.340)	0.830	0.870
0.883	0.194	1.379	1.192

(0.253)	(0.534)	(0.549)	(0.322)
(0.253)	(0.534)	(0.549)	(0.322)

$12.010	$11.380	$11.720	$10.890

7.84%	1.83%	12.84%	12.15%

$12,840	$9,242	$7,634	$1
0.56%	0.56%	0.56%	0.60%

0.70%	0.70%	0.71%	0.73%
4.37%	4.76%	4.88%	4.84%

4.23%	4.62%	4.73%	4.71%
36%	49%	32%	66% [4]

Financial highlights
Delaware Tax-Free USA Intermediate Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
2/29/12[1]	8/31/11	8/31/10	8/31/09	8/31/08	8/31/07
(Unaudited)
$11.850	$12.110	$11.460	$11.250	$11.210	$11.470

0.179	0.381	0.423	0.388	0.383	0.414
0.440	(0.260)	0.650	0.210	0.041	(0.260)
0.619	0.121	1.073	0.598	0.424	0.154

(0.179)	(0.381)	(0.423)	(0.388)	(0.384)	(0.414)
(0.179)	(0.381)	(0.423)	(0.388)	(0.384)	(0.414)

$12.290	$11.850	$12.110	$11.460	$11.250	$11.210

5.27%	1.10%	9.53%	5.49%	3.83%	1.34%

$467,234	$444,780	$481,004	$459,782	$407,729	$306,215
0.75%	0.75%	0.75%	0.75%	0.75%	0.76%

0.96%	0.98%	1.00%	1.03%	1.03%	1.03%
3.00%	3.27%	3.59%	3.51%	3.38%	3.60%

2.79%	3.04%	3.34%	3.23%	3.10%	3.33%
31%	43%	27%	47%	28%	40%

Financial highlights
Delaware Tax-Free USA Intermediate Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
2/29/12[1]	8/31/11	8/31/10	8/31/09	8/31/08	8/31/07
(Unaudited)
$11.840	$12.100	$11.450	$11.240	$11.200	$11.460

0.129	0.282	0.324	0.294	0.287	0.317
0.440	(0.260)	0.650	0.210	0.041	(0.260)
0.569	0.022	0.974	0.504	0.328	0.057

(0.129)	(0.282)	(0.324)	(0.294)	(0.288)	(0.317)
(0.129)	(0.282)	(0.324)	(0.294)	(0.288)	(0.317)

$12.280	$11.840	$12.100	$11.450	$11.240	$11.200

4.83%	0.25%	8.62%	4.61%	2.95%	0.48%

$131	$249	$511	$861	$1,272	$1,786
1.60%	1.60%	1.60%	1.60%	1.60%	1.61%

1.66%	1.68%	1.70%	1.73%	1.73%	1.73%
2.15%	2.42%	2.74%	2.66%	2.53%	2.75%

2.09%	2.34%	2.64%	2.53%	2.40%	2.63%
31%	43%	27%	47%	28%	40%

Financial highlights
Delaware Tax-Free USA Intermediate Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended			Year Ended
2/29/12[1]	8/31/11	8/31/10	8/31/09	8/31/08	8/31/07
(Unaudited)
$11.850	$12.110	$11.450	$11.240	$11.200	$11.470

0.129	0.282	0.323	0.294	0.287	0.317
0.440	(0.260)	0.660	0.210	0.041	(0.270)
0.569	0.022	0.983	0.504	0.328	0.047

(0.129)	(0.282)	(0.323)	(0.294)	(0.288)	(0.317)
(0.129)	(0.282)	(0.323)	(0.294)	(0.288)	(0.317)

$12.290	$11.850	$12.110	$11.450	$11.240	$11.200

4.83%	0.25%	8.70%	4.60%	2.95%	0.39%

$69,377	$60,398	$65,343	$40,232	$24,880	$28,237
1.60%	1.60%	1.60%	1.60%	1.60%	1.61%

1.66%	1.68%	1.70%	1.73%	1.73%	1.73%
2.15%	2.42%	2.74%	2.66%	2.53%	2.75%

2.09%	2.34%	2.64%	2.53%	2.40%	2.63%
31%	43%	27%	47%	28%	40%

Financial highlights
Delaware Tax-Free USA Intermediate Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2] Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[4] Portfolio turnover is representative of the Fund for the entire annual period.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended		12/31/08[2] to
2/29/12[1]	8/31/11	8/31/10	8/31/09
(Unaudited)
$11.970	$12.230	$11.460	$10.800

0.190	0.402	0.424	0.269
0.440	(0.260)	0.770	0.660
0.630	0.142	1.194	0.929

(0.190)	(0.402)	(0.424)	(0.269)
(0.190)	(0.402)	(0.424)	(0.269)

$12.410	$11.970	$12.230	$11.460

5.31%	1.28%	10.62%	8.68%

$321,425	$281,256	$192,026	$1
0.60%	0.60%	0.60%	0.60%

0.66%	0.68%	0.70%	0.73%
3.15%	3.42%	3.74%	3.65%

3.09%	3.34%	3.64%	3.52%
31%	43%	27%	47% [4]

Financial highlights
Delaware National High-Yield Municipal Bond Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
2/29/12[1]	8/31/11	8/31/10	8/31/09	8/31/08	8/31/07
(Unaudited)
$9.620	$10.090	$8.920	$9.510	$10.030	$10.320

0.250	0.479	0.513	0.505	0.484	0.482
0.609	(0.474)	1.169	(0.595)	(0.520)	(0.290)
0.859	0.005	1.682	(0.090)	(0.036)	0.192

(0.249)	(0.475)	(0.512)	(0.500)	(0.484)	(0.482)
(0.249)	(0.475)	(0.512)	(0.500)	(0.484)	(0.482)

$10.230	$9.620	$10.090	$8.920	$9.510	$10.030

9.05%	0.23%	19.29%	(0.38% )	(0.37% )	1.82%

$161,824	$140,629	$139,628	$68,812	$67,762	$65,143
0.85%	0.85%	0.85%	0.90%	0.90%	0.91%

0.99%	1.01%	1.04%	1.08%	1.04%	1.03%
5.10%	5.03%	5.24%	6.06%	4.94%	4.66%

4.96%	4.87%	5.05%	5.88%	4.80%	4.54%
29%	57%	37%	67%	24%	37%

Financial highlights
Delaware National High-Yield Municipal Bond Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
2/29/12[1]	8/31/11	8/31/10	8/31/09	8/31/08	8/31/07
(Unaudited)
$9.640	$10.110	$8.940	$9.530	$10.050	$10.350

0.214	0.408	0.442	0.440	0.410	0.404
0.609	(0.474)	1.169	(0.592)	(0.520)	(0.300)
0.823	(0.066)	1.611	(0.152)	(0.110)	0.104

(0.213)	(0.404)	(0.441)	(0.438)	(0.410)	(0.404)
(0.213)	(0.404)	(0.441)	(0.438)	(0.410)	(0.404)

$10.250	$9.640	$10.110	$8.940	$9.530	$10.050

8.63%	(0.51% )	18.37%	(1.11% )	(1.12% )	0.96%

$761	$768	$1,118	$1,448	$3,135	$5,972
1.60%	1.60%	1.60%	1.65%	1.65%	1.66%

1.74%	1.76%	1.79%	1.83%	1.79%	1.78%
4.35%	4.28%	4.49%	5.31%	4.19%	3.91%

4.21%	4.12%	4.30%	5.13%	4.05%	3.79%
29%	57%	37%	67%	24%	37%

Financial highlights
Delaware National High-Yield Municipal Bond Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
2/29/12[1]	8/31/11	8/31/10	8/31/09	8/31/08	8/31/07
(Unaudited)
$9.660	$10.130	$8.960	$9.550	$10.070	$10.360

0.214	0.409	0.442	0.441	0.410	0.404
0.609	(0.474)	1.169	(0.592)	(0.520)	(0.290)
0.823	(0.065)	1.611	(0.151)	(0.110)	0.114

(0.213)	(0.405)	(0.441)	(0.439)	(0.410)	(0.404)
(0.213)	(0.405)	(0.441)	(0.439)	(0.410)	(0.404)

$10.270	$9.660	$10.130	$8.960	$9.550	$10.070

8.62%	(0.51% )	18.33%	(1.11% )	(1.12% )	1.06%

$51,805	$44,497	$36,384	$7,770	$6,998	$4,848
1.60%	1.60%	1.60%	1.65%	1.65%	1.66%

1.74%	1.76%	1.79%	1.83%	1.79%	1.78%
4.35%	4.28%	4.49%	5.31%	4.19%	3.91%

4.21%	4.12%	4.30%	5.13%	4.05%	3.79%
29%	57%	37%	67%	24%	37%

Financial highlights
Delaware National High-Yield Municipal Bond Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Date of commencement of operations; ratios have been annualized and total return has not been annualized.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

4 Portfolio turnover is representative of the Fund for the entire annual period.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended		12/31/08[2] to
2/29/12[1]	8/31/11	8/31/10	8/31/09
(Unaudited)
$9.710	$10.190	$8.930	$7.590

0.265	0.506	0.534	0.342
0.619	(0.484)	1.259	1.338
0.884	0.022	1.793	1.680

(0.264)	(0.502)	(0.533)	(0.340)
(0.264)	(0.502)	(0.533)	(0.340)

$10.330	$9.710	$10.190	$8.930

9.23%	0.41%	20.55%	22.55%

$85,433	$44,364	$16,840	$1
0.60%	0.60%	0.60%	0.65%

0.74%	0.76%	0.79%	0.85%
5.35%	5.28%	5.49%	6.41%

5.21%	5.12%	5.30%	6.21%
29%	57%	37%	67% [4]

Notes to financial statements
Delaware National Tax-Free Funds	February 29, 2012 (Unaudited)

Delaware Group® Tax-Free Fund is organized as a Delaware statutory trust and offers two series: Delaware Tax-Free USA Fund and Delaware Tax-Free USA Intermediate Fund. Voyageur Mutual Funds is organized as a Delaware statutory trust and offers five series: Delaware Tax-Free California Fund, Delaware Tax-Free Idaho Fund, Delaware Minnesota High-Yield Municipal Bond Fund, Delaware National High-Yield Municipal Bond Fund and Delaware Tax-Free New York Fund. Delaware Group Tax-Free Fund and Voyageur Mutual Funds are individually referred to as a Trust and collectively as the Trusts. These financial statements and the related notes pertain to Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund and Delaware National High-Yield Municipal Bond Fund (each referred to as a Fund or, collectively, as the Funds). The above Trusts are open-end investment companies. The Funds are considered diversified under the Investment Company Act of 1940, as amended. The Funds offer Class A, Class B, Class C and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of up to 4.50% for Delaware Tax-Free USA Fund and Delaware National High-Yield Municipal Bond Fund, and up to 2.75% for Delaware Tax-Free USA Intermediate Fund. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year for Delaware Tax-Free USA Fund and Delaware National High-Yield Municipal Bond Fund; and of 0.75% for Delaware Tax-Free USA Intermediate Fund if redeemed within the first year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares may be purchased only through dividend reinvestment and certain permitted exchanges. Prior to June 1, 2007, Class B shares of the Delaware Tax-Free USA Fund and Delaware National High-Yield Municipal Bond Fund were sold with a CDSC that declined from 4% to zero depending upon the period of time the shares were held. Class B shares of the Delaware Tax-Free USA Fund and Delaware National High-Yield Municipal Bond Fund will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class B shares of Delaware Tax-Free USA Intermediate Fund were sold with a CDSC that declines from 2% to zero depending upon the period of time the shares were held. Class B shares of the Tax-Free USA Intermediate Fund will automatically convert to Class A shares on a quarterly basis approximately five years after purchase. Class C shares are sold with a CDSC of 1%, if redeemed during the first twelve months. Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Delaware Tax-Free USA Fund and Delaware Tax-Free USA Intermediate Fund is to seek as high a level of current interest income exempt from federal income tax as is available from municipal obligations and as is consistent with prudent investment management and preservation of capital.

The investment objective of Delaware National Municipal Bond Fund is to seek a high level of current income exempt from federal income tax primarily through investment in medium- and lower-grade municipal obligations.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Funds.

Security Valuation — Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Short-term debt securities are valued at market value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of each Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal Income Taxes — No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund’s tax positions taken on federal income tax returns for all open tax years (August 31, 2008–August 31, 2011), and has concluded that no provision for federal income tax is required in each Fund’s financial statements.

Class Accounting — Investment income and common expenses are allocated to the various classes of each Fund on the basis of “settled shares” of each class in relation to the net assets of each Fund. Realized and unrealized gain (loss) on investments is allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Notes to financial statements
Delaware National Tax-Free Funds

1. Significant Accounting Policies (continued)

Other — Expenses directly attributable to the Funds are charged directly to the Funds. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Each Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. The Funds may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Funds may receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the period ended February 29, 2012.

The Funds receive earnings credits from their transfer agent when positive cash balances are maintained, which are used to offset transfer agent fees. The expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses on the statements of operations with the corresponding expense offset shown as “expense paid indirectly.” For the six months ended February 29, 2012, the Funds earned the following under this agreement:

Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
USA Fund	USA Intermediate Fund	Municipal Bond Fund
$100	$120	$27

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee, which is calculated based on each Fund’s average daily net assets as follows:

	Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
	USA Fund	USA Intermediate Fund	Municipal Bond Fund
On the first $500 million	0.550%	0.500%	0.550%
On the next $500 million	0.500%	0.475%	0.500%
On the next $1.5 billion	0.450%	0.450%	0.450%
In excess of $2.5 billion	0.425%	0.425%	0.425%

DMC has contractually agreed to waive that portion, if any, of its management fee and/or pay/reimburse each Fund to the extent necessary to ensure that total annual operating expenses (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), do not exceed 0.56%, 0.60%, and 0.60% of average daily net assets of Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund, and Delaware National High Yield Municipal Bond Fund, respectively, through December 28, 2012. For purposes of these waivers and reimbursements, nonroutine expenses may also include such additional costs and expenses, as may be agreed upon from time to time by the Funds’ Boards and DMC. These expense waivers and reimbursement apply only to expenses paid directly by the Funds.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Funds. For these services, each Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the six months ended February 29, 2012, each Fund was charged for these services as follows:

Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
USA Fund	USA Intermediate Fund	Municipal Bond Fund
$15,612	$19,922	$6,089

DSC also provides dividend disbursing and transfer agency services. Each Fund pays DSC a monthly asset-based fee for these services.

Pursuant to a distribution agreement and distribution plan, each Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares for Delaware Tax-Free USA Intermediate Fund, 0.25% of the average daily net assets of the Class A shares for Delaware Tax-Free USA Fund and Delaware National High-Yield Municipal Bond Fund and 1.00% of the average daily net assets of the Class B and C for all the Funds. The Board for Delaware Tax-Free USA Fund has adopted a formula for calculating 12b-1 plan fees for the Fund’s Class A shares that went into effect on June 1, 1992. The total 12b-1 fees to be paid by Class A shareholders of the Fund will be the sum of 0.10% of the average daily net assets representing shares that were acquired prior to June 1, 1992 and 0.30% of the average daily net assets representing shares that were acquired on or after June 1, 1992. Effective April 21, 2006, the maximum amount of the Class A 12b-1 fees was reduced to 0.25% and the total 12b-1 fees to be paid by Class A shareholders of the Fund will be the sum of 0.10% of the average daily net assets representing shares that were acquired prior to June 1, 1992 and 0.25% of the average daily net assets representing shares that were acquired on or after June 1, 1992.

Notes to financial statements
Delaware National Tax-Free Funds

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

All Class A shareholders will bear 12b-1 fees at the same rate, the blended rate based upon the allocation of the rates described above. Institutional Class shares pay no distribution and service expenses. DDLP has contracted to waive distribution and service fees through December 28, 2012 in order to prevent distribution and service fees of Class A shares from exceeding 0.15% of average daily net assets for the Delaware Tax-Free USA Intermediate Fund.

At February 29, 2012, each Fund had liabilities payable to affiliates as follows:

	Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
	USA Fund	USA Intermediate Fund	Municipal Bond Fund
Investment management fees
payable to DMC	$204,956	$289,499	$94,589
Dividend disbursing, transfer
agent and fund accounting
oversight fees and other
expenses payable to DSC	14,387	18,963	6,363
Distribution fees payable
to DDLP	144,436	109,150	70,899
Other expenses payable to
DMC and affiliates*	13,611	22,874	10,339

*DMC, as part of its administrative services, pays operating expenses on behalf of each Fund and is reimbursed on a periodic basis. Expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

As provided in the investment management agreement, each Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to each Fund by DMC and/or its affiliates’ employees. For the six months ended February 29, 2012, each Fund was charged for internal legal and tax services provided by DMC and/or its affiliates’ employees as follows:

Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
USA Fund	USA Intermediate Fund	Municipal Bond Fund
$9,122	$11,609	$3,511

For the six months ended February 29, 2012, DDLP earned commissions on sales of each Fund’s Class A shares as follows:

Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
USA Fund	USA Intermediate Fund	Municipal Bond Fund
$20,592	$10,916	$30,609

For the six months ended February 29, 2012, DDLP received gross CDSC commissions on redemption of each Fund’s Class A, Class B and Class C shares, respectively. These commissions were entirely used to offset up-front commissions previously paid by DDLP to broker-dealer on sales of those shares. The amounts received were as follows:

	Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
	USA Fund	USA Intermediate Fund	Municipal Bond Fund
Class A	$1,502	$ 42	$3,886
Class B	7	—	—
Class C	501	539	69

Trustees’ fees include expenses accrued by the Funds for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Funds.

3. Investments

For the six months ended February 29, 2012, each Fund made purchases and sales of investment securities other than short-term investments as follows:

	Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
	USA Fund	USA Intermediate Fund	Municipal Bond Fund
Purchases	$227,915,657	$285,390,629	$121,855,509
Sales	248,036,772	244,943,723	72,419,037

At February 29, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At February 29, 2012, the cost of investments and unrealized appreciation (depreciation) for each Fund were as follows:

	Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
	USA Fund	USA Intermediate Fund	Municipal Bond Fund
Cost of investments	$585,608,407	$787,446,651	$281,382,406
Aggregate unrealized
appreciation	$59,114,483	$63,919,573	$17,898,009
Aggregate unrealized
depreciation	(4,640,046)	(875,595)	(3,438,831)
Net unrealized appreciation	$54,474,437	$63,043,978	$14,459,178

U.S. GAAP defines fair value as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own

Notes to financial statements
Delaware National Tax-Free Funds

3. Investments (continued)

assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 –	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3 –	inputs are significant unobservable inputs (including the Funds’ own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of each Fund’s investments by fair value hierarchy levels as of February 29, 2012:

Delaware Tax-Free
USA Fund
Level 2
Municipal Bonds	$637,982,844
Short-Term Investments	2,100,000
Total	$640,082,844

Delaware Tax-Free
USA Intermediate Fund
Level 2
Municipal Bonds	$838,895,629
Short-Term Investments	11,595,000
Total	$850,490,629

Delaware National High-Yield
Municipal Bond Fund
Level 2
Municipal Bonds	$291,641,584
Short-Term Investments	4,200,000
Total	$295,841,584

There were no unobservable inputs used to value investments at the beginning or end of the period.

During the six months ended February 29, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Funds. Each Fund’s policy is to recognize transfers between levels at the end of the reporting period.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended February 29, 2012 and the year ended August 31, 2011 was as follows:

	Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
	USA Fund	USA Intermediate Fund	Municipal Bond Fund
Six months ended 2/29/12*
Tax-exempt income	$12,899,163	$12,042,740	$ 6,120,406
Ordinary income	21,746	7,410	21,238
Total	$12,920,909	$12,050,150	$ 6,141,644

Year ended 8/31/11
Tax-exempt income	$27,613,447	$24,114,589	$10,263,369
Ordinary income	358,078	2,942	62,675
Total	$27,971,525	$24,117,531	$10,326,044

*Tax information for the period ended February 29, 2012 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of February 29, 2012, the estimated components of net assets on a tax basis were as follows:

	Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
	USA Fund	USA Intermediate Fund	Municipal Bond Fund
Shares of beneficial interest	$591,101,975	$804,436,471	$289,558,484
Distributions payable	(490,878)	(469,523)	(264,242)
Undistributed tax-exempt
income	557,773	485,731	260,140
Realized gains (losses)
9/1/11 – 2/29/12	3,103,722	(3,900,261)	(2,479,383)
Capital loss carryforward
as of 8/31/11	(3,756,823)	(5,428,954)	(1,711,178)
Unrealized appreciation
of investments	54,474,437	63,043,978	14,459,178
Net assets	$644,990,206	$858,167,442	$299,822,999

Notes to financial statements
Delaware National Tax-Free Funds

5. Components of Net Assets on a Tax Basis (continued)

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, tax treatment of distribution payables and tax treatment of market discount and premium on debt instruments.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of market discount and premium on debt instruments. Results of operations and net assets were not affected by these reclassifications. For the six months ended February 29, 2012, Delaware National High-Yield Municipal Bond Fund recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end.

Undistributed net investment income	$(35,851)
Accumulated net realized loss	35,851

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at August 31, 2011 will expire as follows:

	Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
Year of Expiration	USA Fund	USA Intermediate Fund	Municipal Bond Fund
2012	$—	$—	$980,742
2015	—	—	355,701
2017	3,756,823	5,428,954	374,735
Total	$3,756,823	$5,428,954	$1,711,178

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

For the six months ended February 29, 2012, the Funds has capital gains (losses) which may reduce (increase) the capital loss carryforwards as follows:

Delaware Tax-Free USA Fund	$ 3,103,722
Delaware Tax-Free USA Intermediate Fund	(3,900,261)
Delaware National High-Yield Municipal Bond Fund	(2,479,383)

6. Capital Shares

Transactions in capital shares were as follows:

	Delaware Tax-Free		Delaware Tax-Free		Delaware National High-Yield
	USA Fund		USA Intermediate Fund		Municipal Bond Fund
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	2/29/12	8/31/11	2/29/12	8/31/11	2/29/12	8/31/11
Shares sold:
Class A	884,886	12,484,657	4,967,592	12,048,279	2,909,975	7,142,758
Class B	20	10,773	191	1,840	—	78
Class C	279,242	611,323	932,018	1,214,750	965,164	2,060,169
Institutional Class	471,693	812,097	5,503,425	14,735,456	4,957,221	5,438,319

Shares issued upon reinvestment of dividends and distributions:
Class A	586,985	1,230,916	414,285	927,646	286,529	496,359
Class B	2,309	6,978	107	399	966	2,268
Class C	34,782	71,693	46,659	100,157	81,645	139,022
Institutional Class	11,129	19,047	206,891	312,696	63,786	91,520
	2,271,046	15,247,484	12,071,168	29,341,223	9,265,286	15,370,493

Shares repurchased:
Class A	(3,623,865)	(11,598,972)	(4,898,764)	(15,161,183)	(1,999,086)	(6,856,305)
Class B	(50,860)	(242,438)	(10,679)	(23,446)	(6,422)	(33,245)
Class C	(186,297)	(584,014)	(430,440)	(1,613,958)	(610,672)	(1,183,041)
Institutional Class	(225,825)	(670,596)	(3,315,458)	(7,248,874)	(1,316,791)	(2,613,360)
	(4,086,847)	(13,096,020)	(8,655,341)	(24,047,461)	(3,932,971)	(10,685,951)
Net increase
(decrease)	(1,815,801)	2,151,464	3,415,827	5,293,762	5,332,315	4,684,542

For the six months ended February 29, 2012 and the year ended August 31, 2011, the following shares and values were converted from Class B to Class A shares. The respective amounts are included in Class B redemptions and Class A subscriptions in the tables above and the statements of changes in net assets.

	Six Months Ended			Year Ended
	2/29/12			8/31/11
	Class B	Class A		Class B	Class A
	Shares	Shares	Value	Shares	Shares	Value
Delaware Tax-Free
USA Fund	25,358	25,423	$289,414	118,554	118,448	$1,326,828
Delaware Tax-Free
USA Intermediate Fund	3,938	3,931	47,277	6,359	6,353	73,094
Delaware National High-Yield
Municipal Bond Fund	1,713	1,721	16,863	12,827	12,848	121,021

Notes to financial statements
Delaware National Tax-Free Funds

7. Line of Credit

Each Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $100,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. The line of credit under the agreement expired on November 15, 2011.

On November 15, 2011, the Funds, along with the other Participants, entered into an amendment to the agreement for a $125,000,000 revolving line of credit. The agreement is to be used as described above and operates in substantially the same manner as the original agreement. The agreement expires on November 13, 2012. The Funds had no amounts outstanding as of February 29, 2012 or at any time during the period then ended.

8. Credit and Market Risk

The Funds concentrate their investments in securities issued by municipalities. The value of these investments may be adversely affected by new legislation within the states, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Funds. At February 29, 2012, 2.83% of Delaware Tax-Free USA Fund’s net assets, 7.43% of Delaware Tax-Free USA Intermediate Fund’s net assets, and 2.41% of Delaware National High-Yield Municipal Bond Fund’s net assets were insured by bond insurers. These securities have been identified in the statements of net assets.

As of February 29, 2012, Delaware Tax-Free USA Fund invested in municipal bonds issued by the state of California and New York which constituted approximately 11.68% and 22.60%, respectively, of the Fund’s portfolio. As of February 29, 2012, Delaware Tax-Free USA Intermediate Fund invested in municipal bonds issued by the state of New York which constituted approximately 14.04% of the Fund’s portfolio. As of February 29, 2012, Delaware National High-Yield Municipal Bond Fund invested in municipal bonds issued by the states of California, New York, and Texas which constituted approximately 11.57%, 12.97%, and 11.55%, respectively, of the Fund’s portfolio. These investments could make each Fund more sensitive to economic conditions in those states than other more geographically diversified national municipal income funds.

Each Fund may invest a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s (S&P) and Baa3 by Moody’s Investor Services (Moody’s), or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Funds may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a “current refunding”. “Advance refunded bonds” are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are “escrowed to maturity” when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered “pre-refunded” when the refunding issue’s proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become “defeased” when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody’s, S&P, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, each Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of each Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to each Fund’s 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the statements of net assets.

Notes to financial statements
Delaware National Tax-Free Funds

9. Contractual Obligations

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed each Fund’s existing contracts and expects the risk of loss to be remote.

10. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to February 29, 2012 that would require recognition or disclosure in the Funds’ financial statements.

Other Fund information
(Unaudited)
Delaware National Tax-Free Funds

Change in Independent Registered Public Accounting Firm

Due to independence matters under the Securities and Exchange Commission’s auditor independence rules relating to the January 4, 2010 acquisition of Delaware Investments (including DMC, DDLP and DSC) by Macquarie Group, Ernst & Young LLP (E&Y) has resigned as the independent registered public accounting firm for Delaware Group® Tax-Free Fund and Voyageur Mutual Funds (the Trusts) effective May 20, 2010. At a meeting held on May 20, 2010, the Boards of Trustees of the Trusts, upon recommendation of the Audit Committee, selected PricewaterhouseCoopers LLP (PwC) to serve as the independent registered public accounting firm for the Trusts for the fiscal year ending August 31, 2010. During the fiscal years ended August 31, 2009 and 2008, E&Y’s audit reports on the financial statements of the Trusts did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. In addition, there were no disagreements between the Trusts and E&Y on accounting principles, financial statements disclosures or audit scope, which, if not resolved to the satisfaction of E&Y, would have caused them to make reference to the disagreement in their reports. Neither the Trusts nor anyone on their behalf has consulted with PwC at any time prior to their selection with respect to the application of accounting principles to a specified transaction, either completed or proposed or the type of audit opinion that might be rendered on the Trusts’ financial statements.

About the organization

Board of trustees

Patrick P. Coyne
Chairman, President, and
Chief Executive Officer
Delaware Investments®
Family of Funds
Philadelphia, PA

Thomas L. Bennett
Private Investor
Rosemont, PA

John A. Fry
President
Drexel University
Philadelphia, PA

	Anthony D. Knerr Founder and Managing Director Anthony Knerr & Associates New York, NY Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. Philadelphia, PA	Ann R. Leven Consultant ARL Associates New York, NY Frances A. Sevilla-Sacasa Executive Advisor to Dean, University of Miami School of Business Administration Coral Gables, FL	Janet L. Yeomans Vice President and Treasurer 3M Corporation St. Paul, MN J. Richard Zecher Founder Investor Analytics Scottsdale, AZ

Affiliated officers
David F. Connor Vice President, Deputy General Counsel, and Secretary Delaware Investments Family of Funds Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Investments Family of Funds Philadelphia, PA	David P. O’Connor Senior Vice President, General Counsel, and Chief Legal Officer Delaware Investments Family of Funds Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Investments Family of Funds Philadelphia, PA

This semiannual report is for the information of Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund, and Delaware National High-Yield Municipal Bond Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at www.delawareinvestments.com.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Forms N-Q, as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at www.sec.gov. In addition, a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities and each Fund’s Schedule of Investments are available without charge on the Funds’ website at www.delawareinvestments.com. Each Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how each Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at www.delawareinvestments.com; and (ii) on the SEC’s website at www.sec.gov.

Item 2. Code of Ethics

     Not applicable.

Item 3. Audit Committee Financial Expert

     Not applicable.

Item 4. Principal Accountant Fees and Services

     Not applicable.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6. Investments

     (a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

     (b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

     Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11. Controls and Procedures

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) (1) Code of Ethics

     Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

     Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: DELAWARE GROUP® TAX FREE FUND

/s/ PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	May 2, 2012

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	May 2, 2012

/s/ RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	May 2, 2012